         AS FILED WITH THE SECURITIES AND EXCHANGE ON NOVEMBER 27, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

For Period Ended September 30, 2006

CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, BALANCED, LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, GLOBAL SECURITIES AND INTERNATIONAL STOCK FUNDS OF THE ULTRA SERIES FUND

DISTRIBUTED BY:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

TELEPHONE:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Money Market Fund ....................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Balanced Fund ........................................................    15
   Large Cap Value Fund .................................................    20
   Large Cap Growth Fund ................................................    22
   Mid Cap Value Fund ...................................................    24
   Mid Cap Growth Fund ..................................................    27
   Global Securities Fund ...............................................    28
   International Stock Fund .............................................    31
NOTES TO PORTFOLIO OF INVESTMENTS .......................................    36
OTHER INFORMATION .......................................................    40

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENTS IN UNDERLYING FUNDS - 99.95%
                 DEBT SECURITIES - 53.93%
        35,040   Dodge & Cox Income Fund                          $      438,344
       137,084   MEMBERS Bond Fund Class Y                             1,350,281
        28,715   MEMBERS High Income Fund Class Y                        210,195
        42,399   Western Asset Intermediate
                 Bond Portfolio                                          438,408
                                                                  --------------
                                                                       2,437,228
                                                                  --------------
                 EQUITY SECURITIES - 34.15%
         4,909   Cohen & Steers Institutional Realty
                 Shares, Inc.                                            272,542
        14,669   MEMBERS International Stock Fund
                 Class Y *                                               221,351
        35,290   MEMBERS Large Cap Growth Fund
                 Class Y *                                               500,409
        25,636   MEMBERS Large Cap Value Fund
                 Class Y *                                               384,545
        27,283   MEMBERS Mid Cap Growth Fund
                 Class Y *                                               164,246
                                                                  --------------
                                                                       1,543,093
                                                                  --------------
                 MONEY MARKET - 11.87%
       536,618   MEMBERS Cash Reserves Fund
                 Class Y                                                 536,618
                                                                  --------------
                 TOTAL INVESTMENTS IN UNDERLYING FUNDS
                 (Cost $4,441,827)                                     4,516,939
                                                                  --------------
INVESTMENT COMPANY - 0.07%
         3,243   SSgA Prime Money Market Fund                              3,243
                                                                  --------------
                 TOTAL INVESTMENT COMPANY
                 (Cost $3,243)                                             3,243
                                                                  --------------
TOTAL INVESTMENTS - 100.02%
(Cost $4,445,070**)                                                    4,520,182
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                                (1,088)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $    4,519,094
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $4,446,504.

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENTS IN UNDERLYING FUNDS - 99.97%
                 DEBT SECURITIES - 28.45%
       142,253   MEMBERS Bond Fund Class Y                        $    1,401,188
       128,190   MEMBERS High Income Fund
                 Class Y                                                 938,353
       162,019   Western Asset Intermediate Bond
                 Portfolio                                             1,675,277
                                                                  --------------
                                                                       4,014,818
                                                                  --------------
                 EQUITY SECURITIES - 66.60%
        12,268   Cohen & Steers Institutional Realty
                 Shares, Inc.                                            681,144
       116,043   MEMBERS International Stock Fund
                 Class Y *                                             1,751,081
       154,269   MEMBERS Large Cap Growth Fund
                 Class Y *                                             2,187,535
       105,556   MEMBERS Large Cap Value Fund
                 Class Y *                                             1,583,348
       291,314   MEMBERS Mid Cap Growth Fund
                 Class Y *                                             1,753,713
        75,629   MEMBERS Mid Cap Value Fund
                 Class Y *                                             1,131,408
         4,600   Vanguard Emerging Markets ETF                           308,936
                                                                  --------------
                                                                       9,397,165
                                                                  --------------
                 MONEY MARKET - 4.92%
       694,164   MEMBERS Cash Reserves Fund
                 Class Y                                                 694,164
                                                                  --------------
                 TOTAL INVESTMENTS IN UNDERLYING FUNDS
                 (Cost $13,760,470)                                   14,106,147
                                                                  --------------
INVESTMENT COMPANY - 0.04%
         6,286   SSgA Prime Money Market Fund                              6,286
                                                                  --------------
                 TOTAL INVESTMENT COMPANY
                 (Cost $6,286)                                             6,286
                                                                  --------------
TOTAL INVESTMENTS - 100.01%
(Cost $13,766,756**)                                                  14,112,433
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.01)%                                (1,956)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   14,110,477
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $13,769,732.

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENTS IN UNDERLYING FUNDS - 99.94%
                 EQUITY SECURITIES - 99.94%
         7,081   Cohen & Steers Institutional Realty
                 Shares, Inc.                                     $      393,154
       162,722   MEMBERS International Stock Fund
                 Class Y *                                             2,455,469
       146,174   MEMBERS Large Cap Growth Fund
                 Class Y *                                             2,072,749
        98,584   MEMBERS Large Cap Value Fund
                 Class Y *                                             1,478,759
       313,047   MEMBERS Mid Cap Growth Fund
                 Class Y *                                             1,884,541
       106,757   MEMBERS Mid Cap Value Fund
                 Class Y *                                             1,597,077
         7,500   Vanguard Emerging Markets ETF                           503,700
                                                                  --------------
                 TOTAL INVESTMENTS IN UNDERLYING FUNDS
                 (Cost $10,082,930)                                   10,385,449
                                                                  --------------
INVESTMENT COMPANY - 0.08%
         7,787   SSgA Prime Money Market Fund                              7,787
                                                                  --------------
                 TOTAL INVESTMENT COMPANY
                 (Cost $7,787)                                             7,787
                                                                  --------------
TOTAL INVESTMENTS - 100.02%
(Cost $10,090,717**)                                                  10,393,236
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (0.02)%                                (1,703)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   10,391,533
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $10,092,538.

ETF  Exchange Traded Fund.

              See accompanying Notes to Portfolios of Investments.

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 90.97%
                 FEDERAL AGRICULTURAL MORTGAGE CORP. (A) -
                 8.61%
$    4,000,000   5.280%, due 10/06/06                             $    3,997,067
     2,000,000   5.230%, due 10/30/06                                  1,991,574
       800,000   5.140%, due 11/27/06                                    793,489
       700,000   5.150%, due 11/27/06                                    694,292
                                                                  --------------
                                                                       7,476,422
                                                                  --------------
                 FEDERAL FARM CREDIT BANK (A) - 16.28%
     2,849,000   5.220%, due 10/02/06                                  2,848,587
       966,000   5.150%, due 10/03/06                                    965,724
       900,000   5.150%, due 10/13/06                                    898,455
     1,000,000   5.140%, due 10/18/06                                    997,573
     1,000,000   5.100%, due 10/19/06                                    997,450
     3,000,000   5.100%, due 10/23/06                                  2,990,650
     3,100,000   5.095%, due 10/24/06                                  3,089,909
       844,000   5.135%, due 10/26/06                                    840,990
       505,000   5.155%, due 11/20/06                                    501,384
                                                                  --------------
                                                                      14,130,722
                                                                  --------------
                 FEDERAL HOME LOAN BANK - 19.65%
     1,671,000   5.154%, due 10/04/06 (A)                              1,670,282
     3,000,000   5.160%, due 10/13/06 (A)                              2,994,840
     1,000,000   5.125%, due 10/18/06 (A)                                997,580
     2,500,000   5.130%, due 10/20/06 (A)                              2,493,231
       185,000   5.180%, due 11/10/06 (A)                                183,935
     2,000,000   5.140%, due 11/17/06 (A)                              1,986,579
       163,000   5.160%, due 11/17/06 (A)                                161,902
       500,000   5.150%, due 12/20/06 (A)                                494,278
     3,100,000   4.000%, due 04/05/07                                  3,078,841
     3,000,000   5.250%, due 05/16/07                                  2,997,021
                                                                  --------------
                                                                      17,058,489
                                                                  --------------
                 FEDERAL HOME LOAN MORTGAGE CORP. - 14.98%
     2,500,000   5.160%, due 10/03/06 (A)                              2,499,283
     2,397,000   5.160%, due 10/10/06 (A)                              2,393,908
     3,000,000   5.230%, due 10/17/06 (A)                              2,993,027
     1,130,000   5.110%, due 12/04/06 (A)                              1,119,735
     4,000,000   4.980%, due 01/26/07 (G)                              4,000,000
                                                                  --------------
                                                                      13,005,953
                                                                  --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (A) -
                 18.25%
     1,000,000   4.470%, due 10/02/06                                    999,876
       583,000   5.150%, due 10/10/06                                    582,249
       600,000   5.150%, due 10/11/06                                    599,142
     3,000,000   5.173%, due 10/11/06                                  2,995,689
       250,000   5.190%, due 10/11/06                                    249,640
     2,339,000   5.155%, due 10/16/06                                  2,333,976
     1,182,000   5.150%, due 10/25/06                                  1,177,942
       142,000   5.140%, due 10/27/06                                    141,473
       447,000   5.164%, due 10/31/06                                    445,076
       139,000   5.120%, due 11/01/06                                    138,387
       471,000   5.202%, due 11/01/06                                    468,904
       200,000   5.190%, due 01/03/07                                    197,290
     1,250,000   5.155%, due 01/10/07                                  1,231,922
       700,000   5.161%, due 01/10/07                                    689,864

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$      159,000   5.181%, due 01/25/07                             $      156,346
     3,500,000   5.173%, due 01/31/07                                  3,438,642
                                                                  --------------
                                                                      15,846,418
                                                                  --------------
                 TENNESSEE VALLEY AUTHORITY (A) - 8.05%
     3,000,000   5.115%, due 10/05/06                                  2,998,295
     1,000,000   5.140%, due 10/12/06                                    998,429
     3,000,000   5.110%, due 10/19/06                                  2,992,335
                                                                  --------------
                                                                       6,989,059
                                                                  --------------
                 U.S. TREASURY BILLS (A) - 5.15%
     1,500,000   4.623%, due 10/12/06                                  1,497,881
     3,000,000   4.736%, due 11/30/06                                  2,976,322
                                                                  --------------
                                                                       4,474,203
                                                                  --------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $78,981,266)                                   78,981,266
                                                                  --------------

   Shares
--------------
INVESTMENT COMPANIES - 8.80%
     3,756,378   J.P. Morgan Prime Money Market Fund                   3,756,378
     3,882,975   SSgA Prime Money Market Fund                          3,882,975
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $7,639,353)                                     7,639,353
                                                                  --------------
TOTAL INVESTMENTS - 99.77%
(Cost $86,620,619**)                                                  86,620,619
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.23%                                 198,352
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   86,818,971
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $86,620,619.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
ASSET BACKED - 4.88%
$      652,045   ABSC Long Beach Home Equity Loan
                 Trust, Series 2000-LB1, Class AF5 (M)
                 8.550%, due 09/21/30                             $      650,256
     2,100,000   Ameriquest Mortgage Securities, Inc.,
                 Series 2004-FR1, Class M2 (M)
                 5.207%, due 05/25/34                                  2,056,416
     4,200,000   Citibank Credit Card Issuance Trust,
                 Series 2004-A1, Class A1
                 2.550%, due 01/20/09                                  4,165,441
     1,531,652   Countrywide Asset-Backed Certificates,
                 Series 2003-S1, Class A4 (M)
                 5.009%, due 12/25/32                                  1,525,225
     2,000,000   GMAC Mortgage Corp. Loan Trust,
                 Series 2004-HE2, Class M1
                 3.950%, due 10/25/33                                  1,950,135
     2,264,801   Green Tree Financial Corp.,
                 Series 1998-2, Class A6
                 6.810%, due 12/01/27                                  2,336,482
     4,940,000   GSAMP Trust,
                 Series 2006-S5, Class M5 (M)
                 7.488%, due 09/25/36                                  4,961,612
     3,500,000   New Century Home Equity Loan Trust,
                 Series 2003-5, Class AI5
                 5.500%, due 11/25/33                                  3,501,253
     3,640,000   Park Place Securities, Inc.,
                 Series 2004-WWF1, Class M10 (G)(M)
                 7.823%, due 12/25/34                                  3,641,757
     2,475,000   Renaissance Home Equity Loan Trust,
                 Series 2005-4, Class M9 (M)
                 7.000%, due 02/25/36                                  2,373,680
     1,006,027   Residential Asset Mortgage Products, Inc.,
                 Series 2003-RS9, Class AI5
                 4.990%, due 03/25/31                                    998,273
     1,745,000   Soundview Home Equity Loan Trust,
                 Series 2005-B, Class M6 (M)
                 6.175%, due 05/25/35                                  1,738,803
     2,245,000   Wells Fargo Home Equity Trust,
                 Series 2004-2, Class M8A (C)(G)
                 8.323%, due 03/25/33                                  2,223,303
                                                                  --------------
                 TOTAL ASSET BACKED
                 (Cost $32,064,310)                                   32,122,636
                                                                  --------------
COMMERCIAL MORTGAGE BACKED - 6.26%
    2,575,332    Bear Stearns Commercial Mortgage Securities,
                 Series 2001-TOP4, Class A1
                 5.060%, due 11/15/16                                  2,566,511
    4,100,000    Bear Stearns Commercial Mortgage Securities,
                 Series 2003-Top 10, Class E (C)(G)
                 5.540%, due 03/13/40                                  4,100,909
    2,738,858    Bear Stearns Commercial Mortgage Securities,
                 Series 2004-T16, Class A2
                 3.700%, due 02/13/46                                  2,670,402
    2,800,000    Bear Stearns Commercial Mortgage Securities,
                 Series 2004-T16, Class A6 (G)
                 4.750%, due 02/13/46                                  2,698,502

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)
$    1,810,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2005-T20, Class F (C)(G)
                 5.156%, due 10/12/42                             $    1,761,966
     4,200,000   Government National Mortgage Association,
                 Series 2004-43, Class C (G)
                 5.008%, due 12/16/25                                  4,149,603
     3,000,000   Greenwich Capital Commercial Funding Corp.,
                 Series 2004-GG1, Class A7 (G)
                 5.317%, due 06/10/36                                  3,001,716
     3,200,000   LB-UBS Commercial Mortgage Trust,
                 Series 2004-C8, Class A6 (G)
                 4.799%, due 12/15/29                                  3,093,498
     5,550,000   Morgan Stanley Capital I,
                 Series 2004-HQ4, Class A7
                 4.970%, due 04/14/40                                  5,418,548
     7,000,000   Morgan Stanley Capital I,
                 Series 2004-T13, Class A3
                 4.390%, due 09/13/45                                  6,725,752
     1,695,000   Multi Security Asset Trust,
                 Series 2005-RR4A, Class J (C)
                 5.880%, due 11/28/35                                  1,527,720
     3,609,360   Wachovia Bank Commercial Mortgage Trust,
                 Series 2003-C6, Class A1
                 3.364%, due 08/15/35                                  3,515,217
                                                                  --------------
                 TOTAL COMMERCIAL MORTGAGE BACKED
                 (Cost $42,045,760)                                   41,230,344
                                                                  --------------
PRIVATE LABEL MORTGAGE BACKED - 1.53%
     6,943,437   Bank of America Alternative Loan Trust,
                 Series 2005-12, Class 3CB1
                 6.000%, due 01/25/36                                  6,957,756
     3,082,711   Bank of America Alternative Loan Trust,
                 Series 2006-3, Class 2CB1
                 6.000%, due 04/25/36                                  3,085,225
                                                                  --------------
                 TOTAL PRIVATE LABEL MORTGAGE BACKED
                 (Cost $9,978,031)                                    10,042,981
                                                                  --------------
CORPORATE NOTES AND BONDS - 26.22%
                 CAPITAL GOODS - 0.53%
     3,500,000   Caterpillar Financial Services Corp., Series F
                 2.500%, due 10/03/06                                  3,500,000
                                                                  --------------
                 CONSUMER DISCRETIONARY - 1.67%
     2,500,000   American Association of Retired Persons (C)
                 7.500%, due 05/01/31                                  3,096,372
     2,300,000   Carnival Corp. (D)
                 3.750%, due 11/15/07                                  2,258,384
     4,400,000   Erac USA Finance Co. (C)
                 6.700%, due 06/01/34                                  4,638,511
     1,000,000   Harrah's Operating Co., Inc.
                 6.500%, due 06/01/16                                    980,289
                                                                  --------------
                                                                      10,973,556
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 CONSUMER STAPLES - 0.94%
$    1,250,000   Coca-Cola Enterprises, Inc. (O)
                 4.375%, due 09/15/09                             $    1,225,899
     2,330,000   Diageo Capital PLC (D)
                 5.500%, due 09/30/16                                  2,310,535
     2,700,000   Safeway, Inc.
                 4.125%, due 11/01/08                                  2,627,886
                                                                  --------------
                                                                       6,164,320
                                                                  --------------
                 ENERGY - 2.49%
     2,000,000   Burlington Resources Finance Co.
                 5.700%, due 03/01/07                                  2,003,250
     3,500,000   ConocoPhillips
                 6.650%, due 07/15/18                                  3,851,621
     2,310,000   Devon Financing Corp. ULC (O)
                 7.875%, due 09/30/31                                  2,815,287
     2,460,000   Hess Corp.
                 7.875%, due 10/01/29                                  2,907,058
     2,000,000   Pemex Project Funding Master Trust
                 7.375%, due 12/15/14                                  2,162,000
     2,275,000   Valero Energy Corp.
                 7.500%, due 04/15/32                                  2,635,380
                                                                  --------------
                                                                      16,374,596
                                                                  --------------
                 FINANCE - 4.58%
     2,700,000   AIG SunAmerica Global Financing XII (C)
                 5.300%, due 05/30/07                                  2,698,596
     2,885,000   American General Finance Corp. (O)
                 5.850%, due 06/01/13                                  2,947,910
     2,500,000   American General Finance Corp., Series H
                 4.625%, due 09/01/10                                  2,439,765
     2,000,000   Bear Stearns Cos., Inc.
                 7.800%, due 08/15/07                                  2,042,078
     2,500,000   CIT Group, Inc.
                 7.375%, due 04/02/07                                  2,524,968
     1,250,000   GE Insurance Solutions Corp.
                 7.000%, due 02/15/26                                  1,370,453
     1,680,000   GE Insurance Solutions Corp.
                 7.750%, due 06/15/30                                  2,014,884
     2,750,000   Goldman Sachs Group, Inc. (O)
                 5.700%, due 09/01/12                                  2,796,769
     4,250,000   HSBC Finance Corp.
                 6.500%, due 11/15/08                                  4,356,679
     2,000,000   U.S. Bank N.A.
                 6.300%, due 02/04/14                                  2,119,102
     2,750,000   Wachovia Corp.
                 4.950%, due 11/01/06                                  2,748,606
     2,065,000   Western Union Co. (C)
                 5.930%, due 10/01/16                                  2,081,995
                                                                  --------------
                                                                      30,141,805
                                                                  --------------
                 FOOD & DRUG RETAILERS - 0.57%
     3,450,000   Medco Health Solutions, Inc.
                 7.250%, due 08/15/13                                  3,744,568
                                                                  --------------

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 HEALTH CARE - 2.68%
$    2,600,000   Eli Lilly & Co.
                 6.570%, due 01/01/16                             $    2,824,689
     1,740,000   Genentech, Inc. (O)
                 5.250%, due 07/15/35                                  1,634,396
     3,480,000   Merck & Co., Inc. (O)
                 6.400%, due 03/01/28                                  3,716,149
     3,500,000   Quest Diagnostics, Inc.
                 5.450%, due 11/01/15                                  3,419,146
     3,600,000   WellPoint, Inc.
                 5.000%, due 12/15/14                                  3,479,908
     2,370,000   Wyeth
                 6.500%, due 02/01/34                                  2,558,169
                                                                  --------------
                                                                      17,632,457
                                                                  --------------
                 INDUSTRIALS - 5.17%
       760,000   Boeing Co. (O)
                 8.625%, due 11/15/31                                  1,056,138
     1,380,000   Boeing Co.
                 6.875%, due 10/15/43                                  1,616,873
     1,140,000   D.R. Horton, Inc.
                 5.250%, due 02/15/15                                  1,040,817
     4,000,000   DaimlerChrysler N.A. Holding Corp.
                 4.750%, due 01/15/08                                  3,960,404
     3,850,000   Dow Chemical Co.
                 5.750%, due 12/15/08                                  3,894,329
     2,000,000   Ford Motor Credit Co.
                 5.800%, due 01/12/09                                  1,904,032
     3,200,000   General Electric Co.
                 5.000%, due 02/01/13                                  3,163,843
     1,125,000   General Motors Acceptance Corp. LLC
                 6.125%, due 08/28/07                                  1,123,397
     3,265,000   General Motors Acceptance Corp. LLC
                 7.250%, due 03/02/11                                  3,283,666
     1,125,000   Pulte Homes, Inc. (O)
                 5.200%, due 02/15/15                                  1,053,476
       958,000   Raytheon Co.
                 4.500%, due 11/15/07                                    949,450
     2,465,000   Waste Management, Inc.
                 7.125%, due 12/15/17                                  2,733,101
     2,250,000   Westvaco Corp. (O)
                 8.200%, due 01/15/30                                  2,531,464
     3,000,000   Weyerhaeuser Co.
                 6.875%, due 12/15/33                                  2,946,342
     2,870,000   WM Wrigley Jr. Co.
                 4.300%, due 07/15/10                                  2,789,442
                                                                  --------------
                                                                      34,046,774
                                                                  --------------
                 MEDIA - 1.18%
     4,220,000   Comcast Cable Communications Holdings, Inc.
                 8.375%, due 03/15/13                                  4,813,695
     3,000,000   Rogers Cable, Inc. (D)
                 6.250%, due 06/15/13                                  2,962,500
                                                                  --------------
                                                                       7,776,195
                                                                  --------------
                 PIPELINE - 0.25%
     1,675,000   KN Energy, Inc.
                 7.250%, due 03/01/28                                  1,627,768
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS - 0.55%
    $2,735,000   EOP Operating L.P. (O)
                 4.750%, due 03/15/14                             $    2,587,014
     1,060,000   Simon Property Group L.P.
                 5.625%, due 08/15/14                                  1,064,270
                                                                  --------------
                                                                       3,651,284
                                                                  --------------
                 TELECOMMUNICATIONS - 0.97%
     2,400,000   Cisco Systems, Inc. (O)
                 5.500%, due 02/22/16                                  2,419,087
     2,500,000   Verizon Wireless Capital LLC
                 5.375%, due 12/15/06                                  2,499,107
     1,500,000   Vodafone Group PLC (D)
                 5.000%, due 12/16/13                                  1,439,168
                                                                  --------------
                                                                       6,357,362
                                                                  --------------
                 TRANSPORTATION - 1.02%
     2,925,000   Burlington Northern Santa Fe Corp.
                 8.125%, due 04/15/20                                  3,578,234
     1,268,000   Norfolk Southern Corp.
                 5.590%, due 05/17/25                                  1,239,241
     1,400,000   Norfolk Southern Corp.
                 7.050%, due 05/01/37                                  1,632,011
        11,204   Southwest Airlines Co., Series A3
                 8.700%, due 07/01/11                                     12,208
       238,365   Union Pacific Railroad Co., Series 1995-A
                 6.540%, due 07/01/15                                    247,938
                                                                  --------------
                                                                       6,709,632
                                                                  --------------
                 UTILITIES - 3.62%
     2,750,000   Consumers Energy Co.
                 5.650%, due 04/15/20                                  2,693,229
     2,000,000   Energy East Corp.
                 8.050%, due 11/15/10                                  2,181,550
     3,000,000   Exelon Corp.
                 4.900%, due 06/15/15                                  2,827,320
     2,165,000   Ohio Power Co., Series K
                 6.000%, due 06/01/16                                  2,223,375
     2,925,000   Pacific Gas & Electric Co.
                 6.050%, due 03/01/34                                  2,942,000
     2,400,000   Progress Energy, Inc.
                 7.750%, due 03/01/31                                  2,907,605
     1,200,000   Sierra Pacific Power Co. (C)
                 6.000%, due 05/15/16                                  1,203,120
     3,500,000   Southern Power Co., Series B
                 6.250%, due 07/15/12                                  3,619,556
     3,000,000   Wisconsin Electric Power
                 6.500%, due 06/01/28                                  3,258,372
                                                                  --------------
                                                                      23,856,127
                                                                  --------------
                 TOTAL CORPORATE NOTES AND BONDS
                 (Cost $172,780,326)                                 172,556,444
                                                                  --------------
MORTGAGE BACKED - 22.82%
                 FEDERAL HOME LOAN MORTGAGE CORP. - 4.37%
     4,954,655   5.000%, due 05/01/18 Pool # E96322                    4,881,276
     3,653,765   3.000%, due 10/15/21 Series 2659,
                 Class NJ                                              3,616,913

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
MORTGAGE BACKED (CONTINUED)
                 FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$      159,487   8.000%, due 06/01/30 Pool # C01005               $      167,680
       794,160   7.000%, due 03/01/31 Pool # C48129                      817,526
       268,021   6.500%, due 03/01/32 Pool # C65648                      274,045
     4,861,574   5.000%, due 07/01/33 Pool # A11325                    4,691,423
     1,198,871   6.000%, due 10/01/34 Pool # A28439                    1,206,969
     1,172,040   6.000%, due 10/01/34 Pool # A28598                    1,179,957
     7,634,533   5.500%, due 11/01/34 Pool # A28282                    7,543,956
       723,844   5.000%, due 04/01/35 Pool # A32314                      696,549
     1,553,706   5.000%, due 04/01/35 Pool # A32315                    1,495,117
     1,815,849   5.000%, due 04/01/35 Pool # A32316                    1,747,376
       459,710   5.000%, due 04/01/35 Pool # A32509                      442,375
                                                                  --------------
                                                                      28,761,162
                                                                  --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.33%
     4,156,053   4.000%, due 04/01/15 Pool # 255719                    3,973,643
     5,578,300   5.500%, due 04/01/16 Pool # 745444                    5,593,180
       289,604   6.000%, due 05/01/16 Pool # 582558                      294,135
     1,295,951   5.500%, due 09/01/17 Pool # 657335                    1,298,829
     1,904,896   5.500%, due 02/01/18 Pool # 673194                    1,909,126
     5,054,015   5.000%, due 05/01/20 Pool # 813965                    4,967,667
     4,553,882   4.500%, due 09/01/20 Pool # 835465                    4,395,303
       689,268   6.000%, due 05/01/21 Pool # 253847                      699,313
       196,575   7.000%, due 12/01/29 Pool # 762813                      202,806
       325,284   7.000%, due 11/01/31 Pool # 607515                      334,893
       547,932   6.500%, due 03/01/32 Pool # 631377                      560,023
        11,661   7.000%, due 04/01/32 Pool # 641518                       12,001
       492,139   7.000%, due 05/01/32 Pool # 644591                      506,678
     4,782,054   6.500%, due 06/01/32 Pool # 545691                    4,887,574
     5,709,104   5.500%, due 04/01/33 Pool # 690206                    5,640,473
     7,203,525   5.000%, due 10/01/33 Pool # 254903                    6,946,271
     7,640,660   5.500%, due 11/01/33 Pool # 555880                    7,548,810
       144,094   5.000%, due 05/01/34 Pool # 782214                      138,745
     1,850,304   5.000%, due 06/01/34 Pool # 778891                    1,781,619
     7,439,841   5.500%, due 06/01/34 Pool # 780384                    7,343,847
       128,999   7.000%, due 07/01/34 Pool # 792636                      132,573
       909,740   5.500%, due 08/01/34 Pool # 793647                      898,002
     4,249,939   5.500%, due 03/01/35 Pool # 810075                    4,189,117
     3,708,784   5.500%, due 03/01/35 Pool # 815976                    3,655,707
     4,061,422   5.500%, due 07/01/35 Pool # 825283                    4,003,299
     5,624,403   5.000%, due 08/01/35 Pool # 829670                    5,407,958
     2,425,521   5.500%, due 08/01/35 Pool # 826872                    2,390,809
     4,414,793   5.000%, due 09/01/35 Pool # 820347                    4,244,897
     4,748,770   5.000%, due 09/01/35 Pool # 835699                    4,566,022
     7,934,849   5.000%, due 10/01/35 Pool # 797669                    7,629,491
     1,130,674   5.500%, due 10/01/35 Pool # 836912                    1,114,493
     5,951,474   5.000%, due 11/01/35 Pool # 844809                    5,722,443
     6,028,367   5.000%, due 12/01/35 Pool # 850561                    5,796,376
    12,000,000   5.500%, due 10/01/36 Pool # 033246 (H)               11,825,625
                                                                  --------------
                                                                     120,611,748
                                                                  --------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                 - 0.12%
        91,892   8.000%, due 10/20/15 Pool # 002995                       96,966
       353,011   6.500%, due 02/20/29 Pool # 002714                      362,238
       347,668   6.500%, due 04/20/31 Pool # 003068                      356,347
                                                                  --------------
                                                                         815,551
                                                                  --------------
                 TOTAL MORTGAGE BACKED
                 (Cost $151,702,823)                                 150,188,461
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.86%
                 FEDERAL FARM CREDIT BANK - 0.65%
$    4,000,000   5.875%, due 10/03/16                             $    4,272,780
                                                                  --------------
                 FEDERAL HOME LOAN MORTGAGE CORP. - 1.19%
     2,500,000   4.875%, due 11/15/13                                  2,487,058
     5,500,000   4.500%, due 01/15/14                                  5,345,527
                                                                  --------------
                                                                       7,832,585
                                                                  --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.64%
     4,675,000   4.000%, due 09/02/08                                  4,582,650
     2,400,000   5.250%, due 08/01/12                                  2,412,545
     3,905,000   4.625%, due 10/15/14                                  3,819,086
                                                                  --------------
                                                                      10,814,281
                                                                  --------------
                 U.S. TREASURY BONDS - 4.23%
    14,825,000   6.250%, due 05/15/30 (O)                             17,816,641
     9,250,000   5.375%, due 02/15/31 (O)                              9,990,721
                                                                  --------------
                                                                      27,807,362
                                                                  --------------
                 U.S. TREASURY NOTES - 26.15%
     2,750,000   2.875%, due 11/30/06 (O)                              2,740,763
    19,000,000   3.125%, due 01/31/07 (O)                             18,882,732
     3,700,000   3.375%, due 02/28/07                                  3,675,284
    12,000,000   3.625%, due 04/30/07 (O)                             11,905,308
     2,500,000   4.000%, due 08/31/07 (O)                              2,478,807
     4,160,000   3.000%, due 11/15/07 (O)                              4,075,502
    10,000,000   4.625%, due 03/31/08 (O)                              9,976,560
     6,400,000   4.875%, due 04/30/08 (O)                              6,409,248
     5,200,000   3.750%, due 05/15/08 (O)                              5,118,953
     7,740,000   3.000%, due 02/15/09 (O)                              7,457,614
    12,000,000   2.625%, due 03/15/09 (O)                             11,447,808
     6,000,000   3.500%, due 02/15/10 (O)                              5,793,984
    12,625,000   3.875%, due 05/15/10 (O)                             12,327,618
     8,750,000   3.875%, due 09/15/10 (O)                              8,526,122
    13,000,000   4.500%, due 11/15/10 (O)                             12,955,306
     1,485,000   4.750%, due 03/31/11                                  1,494,107
    23,100,000   4.875%, due 02/15/12 (O)                             23,422,130
     1,915,000   4.000%, due 02/15/14 (O)                              1,841,317
     6,565,000   4.250%, due 11/15/14 (O)                              6,402,411
     2,750,000   4.000%, due 02/15/15 (O)                              2,632,374
     2,975,000   4.125%, due 05/15/15 (O)                              2,870,991
     5,900,000   4.250%, due 08/15/15 (O)                              5,739,361
     3,945,000   4.500%, due 11/15/15 (O)                              3,906,781
                                                                  --------------
                                                                     172,081,081
                                                                  --------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $222,286,604)                                 222,808,089
                                                                  --------------
CERTIFICATE OF DEPOSIT - 0.79%
     5,200,811   State Street Eurodollar
                 2.800%, due 10/02/06                                  5,200,811
                                                                  --------------
                 TOTAL CERTIFICATE OF DEPOSIT
                 (Cost $5,200,811)                                     5,200,811
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENT COMPANIES - 28.12%
             3   J.P. Morgan Prime Money Market Fund              $            3
    29,581,550   SSgA Prime Money Market Fund (N)                     29,581,550
   155,489,454   State Street Navigator Securities Lending
                 Portfolio (I)                                       155,489,454
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $185,071,007)                                 185,071,007
                                                                  --------------
TOTAL INVESTMENTS - 124.48%
(Cost $821,129,672**)                                                819,220,773
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (24.48)%                         (161,101,547)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  658,119,226
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $821,975,223.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.36% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2006.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of September 30, 2006.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS - 93.62%
                 AEROSPACE/DEFENSE - 2.72%
$      600,000   Argo-Tech Corp.
                 9.250%, due 06/01/11                             $      624,000
       500,000   Armor Holdings, Inc.
                 8.250%, due 08/15/13                                    517,500
       548,000   DI Finance/
                 DynCorp International, Series B
                 9.500%, due 02/15/13                                    567,180
       400,000   DRS Technologies, Inc.
                 6.875%, due 11/01/13                                    395,000
       500,000   DRS Technologies, Inc.
                 7.625%, due 02/01/18                                    507,500
       800,000   K&F Acquisition, Inc. (O)
                 7.750%, due 11/15/14                                    802,000
       350,000   L-3 Communications Corp.
                 6.125%, due 01/15/14                                    339,500
       300,000   L-3 Communications Corp., Series B
                 6.375%, due 10/15/15                                    291,750
                                                                  --------------
                                                                       4,044,430
                                                                  --------------
                 APPAREL/TEXTILES - 0.76%
       400,000   Levi Strauss & Co. (G)(O)
                 10.258%, due 04/01/12                                   412,000
       400,000   Oxford Industries, Inc.
                 8.875%, due 06/01/11                                    408,000
       300,000   Warnaco, Inc.
                 8.875%, due 06/15/13                                    310,500
                                                                  --------------
                                                                       1,130,500
                                                                  --------------
                 AUTO PARTS & EQUIPMENT - 1.16%
       750,000   Goodyear Tire & Rubber Co. (O)
                 7.857%, due 08/15/11                                    729,375
     1,000,000   United Components, Inc.
                 9.375%, due 06/15/13                                    990,000
                                                                  --------------
                                                                       1,719,375
                                                                  --------------
                 AUTO LOANS - 1.87%
       750,000   Ford Motor Credit Co.
                 6.625%, due 06/16/08                                    738,660
     1,250,000   Ford Motor Credit Co. (G)
                 9.957%, due 04/15/12                                  1,308,002
       750,000   General Motors Acceptance Corp. LLC (O)
                 6.750%, due 12/01/14                                    732,191
                                                                  --------------
                                                                       2,778,853
                                                                  --------------
                 BEVERAGE/FOOD - 2.15%
       500,000   B&G Foods, Inc.
                 8.000%, due 10/01/11                                    512,500
       500,000   Del Monte Corp.
                 8.625%, due 12/15/12                                    524,375
       400,000   Del Monte Corp. (O)
                 6.750%, due 02/15/15                                    386,000
       180,000   Michael Foods, Inc.
                 8.000%, due 11/15/13                                    183,600
       600,000   NBTY, Inc.
                 7.125%, due 10/01/15                                    580,500
     1,000,000   Pinnacle Foods Group, Inc. (O)
                 8.250%, due 12/01/13                                  1,001,250
                                                                  --------------
                                                                       3,188,225
                                                                  --------------

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 BUILDING MATERIALS - 2.57%
$    1,000,000   Goodman Global Holdings, Inc. (O)
                 7.875%, due 12/15/12                             $      952,500
       300,000   Interface, Inc.
                 7.300%, due 04/01/08                                    303,000
       290,000   Interface, Inc.
                 10.375%, due 02/01/10                                   316,100
       750,000   Interline Brands, Inc.
                 8.125%, due 06/15/14                                    759,375
       500,000   Jacuzzi Brands, Inc.
                 9.625%, due 07/01/10                                    530,000
     1,000,000   U.S. Concrete, Inc. (C)
                 8.375%, due 04/01/14                                    961,250
                                                                  --------------
                                                                       3,822,225
                                                                  --------------
                 CHEMICALS - 3.03%
       305,000   Equistar Chemicals L.P./
                 Equistar Funding Corp.
                 10.625%, due 05/01/11                                   327,112
       571,000   Huntsman International LLC (O)
                 10.125%, due 07/01/09                                   579,565
       500,000   Lyondell Chemical Co.
                 8.000%, due 09/15/14                                    506,250
     1,000,000   Lyondell Chemical Co.
                 8.250%, due 09/15/16                                  1,015,000
        80,000   Nalco Co.
                 7.750%, due 11/15/11                                     81,600
       600,000   Nalco Co. (O)
                 8.875%, due 11/15/13                                    625,500
       244,000   Rhodia S.A. (D)(O)
                 10.250%, due 06/01/10                                   273,280
       400,000   Rhodia S.A. (D)(O)
                 8.875%, due 06/01/11                                    413,000
       149,000   Rockwood Specialties Group, Inc.
                 10.625%, due 05/15/11                                   159,430
       530,000   Rockwood Specialties Group, Inc.
                 7.500%, due 11/15/14                                    522,050
                                                                  --------------
                                                                       4,502,787
                                                                  --------------
                 CONSUMER PRODUCTS - 4.22%
       400,000   American Achievement Corp.
                 8.250%, due 04/01/12                                    404,000
     1,000,000   Central Garden and Pet Co.
                 9.125%, due 02/01/13                                  1,037,500
       290,000   Da-Lite Screen Co., Inc.
                 9.500%, due 05/15/11                                    305,225
       650,000   Jarden Corp. (O)
                 9.750%, due 05/01/12                                    685,750
       900,000   Leslie's Poolmart
                 7.750%, due 02/01/13                                    886,500
       600,000   Playtex Products, Inc.
                 9.375%, due 06/01/11                                    627,000
     1,100,000   Simmons Bedding Co. (O)
                 7.875%, due 01/15/14                                  1,067,000
       500,000   Visant Corp.
                 7.625%, due 10/01/12                                    502,500
       750,000   Visant Holding Corp. (C)(O)
                 8.750%, due 12/01/13                                    754,688
                                                                  --------------
                                                                       6,270,163
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 ENVIRONMENTAL - 2.21%
$      315,000   Allied Waste North America, Inc. (O)
                 7.875%, due 04/15/13                             $      322,088
       500,000   Allied Waste North America, Inc., Series B
                 7.125%, due 05/15/16                                    493,125
       600,000   Casella Waste Systems, Inc.
                 9.750%, due 02/01/13                                    630,000
       800,000   Waste Connections, Inc. (P)
                 3.750%, due 04/01/26                                    800,000
     1,000,000   WCA Waste Corp. (C)
                 9.250%, due 06/15/14                                  1,037,500
                                                                  --------------
                                                                       3,282,713
                                                                  --------------
                 FOOD & DRUG RETAILERS - 1.58%
       250,000   Ingles Markets, Inc.
                 8.875%, due 12/01/11                                    260,625
     1,100,000   Rite Aid Corp.
                 7.125%, due 01/15/07                                  1,101,375
       750,000   Rite Aid Corp. (O)
                 9.250%, due 06/01/13                                    735,000
       250,000   Stater Brothers Holdings
                 8.125%, due 06/15/12                                    251,250
                                                                  --------------
                                                                       2,348,250
                                                                  --------------
                 FORESTRY/PAPER - 3.95%
       500,000   Abitibi-Consolidated Co. of Canada (D)(O)
                 8.375%, due 04/01/15                                    455,000
       750,000   Abitibi-Consolidated, Inc. (D)(G)(O)
                 8.890%, due 06/15/11                                    735,000
       350,000   Boise Cascade LLC, Series B (G)
                 8.382%, due 10/15/12                                    351,750
       750,000   Cascades, Inc. (D)
                 7.250%, due 02/15/13                                    731,250
       485,000   Catalyst Paper Corp. (D)
                 7.375%, due 03/01/14                                    446,200
       600,000   Catalyst Paper Corp., Series D (D)
                 8.625%, due 06/15/11                                    589,500
       355,000   JSG Funding PLC (D)
                 9.625%, due 10/01/12                                    374,525
       750,000   NewPage Corp. (O)
                 10.000%, due 05/01/12                                   774,375
       644,000   Smurfit-Stone Container Enterprises, Inc.
                 9.750%, due 02/01/11                                    663,320
       250,000   Verso Paper Holdings LLC and
                 Verson Paper, Inc. (C)(G)
                 9.235%, due 08/01/14                                    252,500
       500,000   Verso Paper Holdings LLC and
                 Verson Paper, Inc. (C)(O)
                 11.375%, due 08/01/16                                   496,250
                                                                  --------------
                                                                       5,869,670
                                                                  --------------
                 GAMING - 7.55%
       750,000   American Casino & Entertainment Properties LLC
                 7.850%, due 02/01/12                                    761,250
       500,000   Boyd Gaming Corp. (O)
                 8.750%, due 04/15/12                                    525,000
       470,000   Boyd Gaming Corp.
                 6.750%, due 04/15/14                                    459,425

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 GAMING (CONTINUED)
$      200,000   Chukchansi Economic Development
                 Authority (C)(G)
                 8.780%, due 11/15/12                             $      206,000
       750,000   Chukchansi Economic Development
                 Authority (C)
                 8.000%, due 11/15/13                                    769,688
       650,000   Global Cash Access LLC/
                 Global Cash Finance Corp.
                 8.750%, due 03/15/12                                    682,500
       500,000   Hard Rock Hotel, Inc.
                 8.875%, due 06/01/13                                    540,625
       850,000   Herbst Gaming, Inc.
                 7.000%, due 11/15/14                                    824,500
     1,000,000   Isle of Capri Casinos, Inc.
                 9.000%, due 03/15/12                                  1,043,750
       500,000   Isle of Capri Casinos, Inc.
                 7.000%, due 03/01/14                                    475,000
       545,000   MGM Mirage (O)
                 8.375%, due 02/01/11                                    568,190
       250,000   MGM Mirage
                 6.625%, due 07/15/15                                    240,000
     1,000,000   MTR Gaming Group, Inc., Series B
                 9.750%, due 04/01/10                                  1,052,500
       500,000   Pinnacle Entertainment, Inc.
                 8.250%, due 03/15/12                                    506,250
       365,000   Pinnacle Entertainment, Inc. (O)
                 8.750%, due 10/01/13                                    387,356
       345,000   Scientific Games Corp.
                 6.250%, due 12/15/12                                    332,062
       300,000   Seneca Gaming Corp.
                 7.250%, due 05/01/12                                    300,000
       300,000   Seneca Gaming Corp., Series B (O)
                 7.250%, due 05/01/12                                    300,000
       500,000   Station Casinos, Inc. (O)
                 6.875%, due 03/01/16                                    468,750
       750,000   Station Casinos, Inc.
                 7.750%, due 08/15/16                                    778,125
                                                                  --------------
                                                                      11,220,971
                                                                  --------------
                 GENERAL INDUSTRIAL & MANUFACTURING - 1.40%
       500,000   Chart Industries, Inc./
                 Pre First Reserve Fund X L.P. Merger (C)
                 9.125%, due 10/15/15                                    517,500
       700,000   Hexcel Corp.
                 6.750%, due 02/01/15                                    668,500
       357,000   Mueller Group, Inc.
                 10.000%, due 05/01/12                                   387,791
       500,000   Wesco Distribution, Inc.
                 7.500%, due 10/15/17                                    502,500
                                                                  --------------
                                                                       2,076,291
                                                                  --------------
                 HEALTH CARE - 4.22%
       500,000   Alderwoods Group, Inc.
                 7.750%, due 09/15/12                                    538,750
     1,000,000   Carriage Services, Inc.
                 7.875%, due 01/15/15                                    972,500
       900,000   DaVita, Inc.
                 7.250%, due 03/15/15                                    884,250

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 HEALTH CARE (CONTINUED)
$      175,000   Extendicare Health Services, Inc.
                 6.875%, due 05/01/14                             $      187,250
       400,000   Fisher Scientific International, Inc.
                 6.125%, due 07/01/15                                    397,000
       450,000   Omnicare, Inc., Series OCR (P)
                 3.250%, due 12/15/35                                    401,850
       500,000   Psychiatric Solutions, Inc. (O)
                 7.750%, due 07/15/15                                    487,500
       500,000   Res-Care, Inc.
                 7.750%, due 10/15/13                                    498,750
       500,000   Service Corp. International (C)(H)
                 7.375%, due 10/01/14                                    503,125
       500,000   Service Corp. International (C)(H)
                 7.625%, due 10/01/18                                    503,125
       400,000   Triad Hospitals, Inc.
                 7.000%, due 11/15/13                                    388,500
       495,000   Warner Chilcott Corp.
                 8.750%, due 02/01/15                                    512,325
                                                                  --------------
                                                                       6,274,925
                                                                  --------------
                 HOTELS - 0.71%
       600,000   Gaylord Entertainment Co.
                 8.000%, due 11/15/13                                    610,500
       250,000   Host Marriott L.P., Series G
                 9.250%, due 10/01/07                                    257,812
       200,000   Host Marriott L.P., Series O
                 6.375%, due 03/15/15                                    194,000
                                                                  --------------
                                                                       1,062,312
                                                                  --------------
                 LEISURE & ENTERTAINMENT - 0.80%
       500,000   Intrawest Corp. (D)
                 7.500%, due 10/15/13                                    536,875
       650,000   Speedway Motorsports, Inc.
                 6.750%, due 06/01/13                                    643,500
                                                                  --------------
                                                                       1,180,375
                                                                  --------------
                 MEDIA - BROADCASTING - 2.50%
       754,000   Allbritton Communications Co.
                 7.750%, due 12/15/12                                    759,655
       400,000   Gray Television, Inc.
                 9.250%, due 12/15/11                                    418,500
       100,000   LIN Television Corp. (O)
                 6.500%, due 05/15/13                                     93,250
       750,000   LIN Television Corp. (P)
                 2.500%, due 05/15/33                                    691,875
       550,000   LIN Television Corp., Series B
                 6.500%, due 05/15/13                                    512,875
       350,000   Radio One, Inc.
                 6.375%, due 02/15/13                                    318,500
       400,000   Radio One, Inc., Series B
                 8.875%, due 07/01/11                                    408,500
       500,000   Sinclair Broadcast Group, Inc.
                 8.000%, due 03/15/12                                    506,875
                                                                  --------------
                                                                       3,710,030
                                                                  --------------
                 MEDIA - CABLE - 6.06%
     1,000,000   Cablevision Systems Corp., Series B (G)
                 9.620%, due 04/01/09                                  1,063,750

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 MEDIA - CABLE (CONTINUED)
$      250,000   Cablevision Systems Corp., Series B (O)
                 8.000%, due 04/15/12                             $      253,125
       500,000   EchoStar Communications Corp. (O)(P)
                 5.750%, due 05/15/08                                    501,250
       600,000   Insight Communications Co., Inc. (O)
                 12.250%, due 02/15/11                                   636,000
       600,000   Insight Midwest L.P./Insight Capital, Inc.
                 10.500%, due 11/01/10                                   621,000
     1,250,000   Kabel Deutschland GmbH (C)(D)
                 10.625%, due 07/01/14                                 1,340,625
     1,000,000   Lodgenet Entertainment Corp.
                 9.500%, due 06/15/13                                  1,070,000
       300,000   Mediacom Broadband LLC (O)
                 8.500%, due 10/15/15                                    298,125
     1,000,000   Mediacom LLC/Mediacom Capital Corp.
                 9.500%, due 01/15/13                                  1,022,500
       750,000   NTL Cable PLC (D)
                 9.125%, due 08/15/16                                    774,375
     1,000,000   Telenet Group Holding N.V. (B)(C)(D)
                 0.000%, due 06/15/14                                    875,000
       550,000   Videotron Ltee (D)
                 6.875%, due 01/15/14                                    541,750
                                                                  --------------
                                                                       8,997,500
                                                                  --------------
                 MEDIA - DIVERSIFIED & SERVICES - 3.90%
       500,000   Advanstar Communications, Inc.
                 10.750%, due 08/15/10                                   538,750
       750,000   Advanstar Communications, Inc., Series B
                 12.000%, due 02/15/11                                   789,375
       750,000   Hughes Network Systems LLC/
                 HNS Finance Corp. (C)
                 9.500%, due 04/15/14                                    772,500
       500,000   Intelsat Bermuda, Ltd. (C)(D)
                 9.250%, due 06/15/16                                    525,625
       750,000   Intelsat Bermuda, Ltd. (C)(D)
                 11.250%, due 06/15/16                                   796,875
       400,000   Intelsat Subsidiary Holding Co., Ltd. (G)
                 10.484%, due 01/15/12                                   405,500
       210,000   Lamar Media Corp. (O)
                 7.250%, due 01/01/13                                    211,312
       500,000   Lamar Media Corp.
                 6.625%, due 08/15/15                                    479,375
       500,000   LBI Media, Inc.
                 10.125%, due 07/15/12                                   526,250
       750,000   Quebecor Media, Inc. (D)(O)
                 7.750%, due 03/15/16                                    750,938
                                                                  --------------
                                                                       5,796,500
                                                                  --------------
                 METALS AND MINING - 1.23%
     1,000,000   Alpha Natural Resources LLC/
                 Alpha Natural Resources Capital Corp.
                 10.000%, due 06/01/12                                 1,075,000
       250,000   Arch Western Finance LLC
                 6.750%, due 07/01/13                                    240,000
       510,000   Foundation PA Coal Co.
                 7.250%, due 08/01/14                                    512,550
                                                                  --------------
                                                                       1,827,550
                                                                  --------------
                 NON FOOD & DRUG RETAILERS - 3.40%
       500,000   Affinity Group, Inc.
                 9.000%, due 02/15/12                                    500,000

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 NON FOOD & DRUG RETAILERS (CONTINUED)
$    1,250,000   Autonation, Inc. (C)(G)
                 7.507%, due 04/15/13                             $    1,265,625
       500,000   Buhrmann U.S., Inc.
                 7.875%, due 03/01/15                                    481,250
       750,000   Burlington Coat Factory Warehouse
                 Corp. (C)(O)
                 11.125%, due 04/15/14                                   723,750
       250,000   GSC Holdings Corp. (G)(O)
                 9.383%, due 10/01/11                                    260,000
       400,000   Pantry, Inc.
                 7.750%, due 02/15/14                                    401,000
       350,000   Petro Stopping Centers L.P./
                 Petro Financial Corp.
                 9.000%, due 02/15/12                                    354,375
     1,000,000   Stripes Acquisition LLC/
                 Susser Finance Corp. (C)
                 10.625%, due 12/15/13                                 1,065,000
                                                                  --------------
                                                                       5,051,000
                                                                  --------------
                 OIL & GAS - 4.58%
       470,000   Chesapeake Energy Corp.
                 6.875%, due 01/15/16                                    459,425
       700,000   Compton Petroleum Finance Corp.
                 7.625%, due 12/01/13                                    675,500
       400,000   Comstock Resources, Inc.
                 6.875%, due 03/01/12                                    381,500
       350,000   Denbury Resources, Inc.
                 7.500%, due 04/01/13                                    350,000
       250,000   Denbury Resources, Inc.
                 7.500%, due 12/15/15                                    250,000
       300,000   Encore Acquisition Co.
                 6.250%, due 04/15/14                                    280,500
       500,000   Encore Acquisition Co. (O)
                 6.000%, due 07/15/15                                    457,500
       750,000   Exco Resources, Inc.
                 7.250%, due 01/15/11                                    733,125
       320,000   Hanover Compressor Co.
                 9.000%, due 06/01/14                                    339,200
       750,000   Harvest Operations Corp. (D)(O)
                 7.875%, due 10/15/11                                    695,625
       500,000   Mariner Energy, Inc. (C)
                 7.500%, due 04/15/13                                    477,500
       500,000   PetroHawk Energy Corp. (C)
                 9.125%, due 07/15/13                                    502,500
       320,000   Plains Exploration & Production Co.
                 7.125%, due 06/15/14                                    334,400
       500,000   Range Resources Corp.
                 6.375%, due 03/15/15                                    475,000
       400,000   Whiting Petroleum Corp. (O)
                 7.250%, due 05/01/13                                    392,000
                                                                  --------------
                                                                       6,803,775
                                                                  --------------
                 PACKAGING - 1.65%
       750,000   BWAY Corp.
                 10.000%, due 10/15/10                                   787,500
       750,000   Crown Americas LLC and Crown
                 Americas Capital Corp.
                 7.625%, due 11/15/13                                    759,375

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 PACKAGING (CONTINUED)
$      201,000   Owens-Brockway Glass Container, Inc.
                 8.875%, due 02/15/09                             $      206,528
       700,000   Silgan Holdings, Inc.
                 6.750%, due 11/15/13                                    691,250
                                                                  --------------
                                                                       2,444,653
                                                                  --------------
                 PRINTING & PUBLISHING - 2.75%
     1,000,000   CBD Media, Inc.
                 8.625%, due 06/01/11                                    985,000
       194,000   Dex Media West LLC/
                 Dex Media Finance Co., Series B
                 9.875%, due 08/15/13                                    209,520
       500,000   Dex Media, Inc. (B)(O)
                 0.000%, due 11/15/13                                    421,250
     1,000,000   Houghton Mifflin Co. (O)
                 9.875%, due 02/01/13                                  1,057,500
       300,000   Morris Publishing Group LLC
                 7.000%, due 08/01/13                                    283,500
       750,000   RH Donnelley Corp., Series A-2
                 6.875%, due 01/15/13                                    684,375
       400,000   RH Donnelley, Inc.
                 10.875%, due 12/15/12                                   440,000
                                                                  --------------
                                                                       4,081,145
                                                                  --------------
                 STEEL - 0.20%
       300,000   Valmont Industries, Inc.
                 6.875%, due 05/01/14                                    294,750
                                                                  --------------
                 SUPPORT SERVICES - 6.69%
       500,000   Ahern Rentals, Inc.
                 9.250%, due 08/15/13                                    512,500
       750,000   Ashtead Capital, Inc. (C)
                 9.000%, due 08/15/16                                    780,000
       300,000   Ashtead Holdings PLC (C)(D)
                 8.625%, due 08/01/15                                    304,500
       500,000   Avis Budget Car Rental LLC/
                 Avis Budget Finance, Inc. (C)(G)(O)
                 7.905%, due 05/15/14                                    490,000
       500,000   Cardtronics, Inc. (C)
                 9.250%, due 08/15/13                                    512,500
       750,000   Education Management LLC/
                 Education Management Corp. (C)
                 10.250%, due 06/01/16                                   766,875
       250,000   FTI Consulting, Inc. (P)
                 3.750%, due 07/15/12                                    269,062
       500,000   FTI Consulting, Inc. (C)(H)
                 7.750%, due 10/01/16                                    505,000
       750,000   H&E Equipment Services, Inc. (C)
                 8.375%, due 07/15/16                                    768,750
     1,000,000   Hertz Corp. (C)
                 8.875%, due 01/01/14                                  1,047,500
       500,000   Hertz Corp. (C)(O)
                 10.500%, due 01/01/16                                   550,000
       640,000   Iron Mountain, Inc.
                 8.625%, due 04/01/13                                    654,400
       140,000   Iron Mountain, Inc.
                 7.750%, due 01/15/15                                    140,000
       500,000   Mac-Gray Corp.
                 7.625%, due 08/15/15                                    510,000

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 SUPPORT SERVICES (CONTINUED)
$      400,000   Norcross Safety Products LLC/
                 Norcross Capital Corp., Series B
                 9.875%, due 08/15/11                             $      420,000
       700,000   United Rentals North America, Inc. (O)
                 7.750%, due 11/15/13                                    689,500
     1,000,000   Williams Scotsman, Inc.
                 8.500%, due 10/01/15                                  1,022,500
                                                                  --------------
                                                                       9,943,087
                                                                  --------------
                 TECHNOLOGY - 3.95%
       750,000   Celestica, Inc. (D)(O)
                 7.625%, due 07/01/13                                    744,375
       450,000   Flextronics International, Ltd. (D)(O)(P)
                 1.000%, due 08/01/10                                    460,688
       500,000   Flextronics International, Ltd. (D)
                 6.500%, due 05/15/13                                    495,000
       350,000   Ikon Office Solutions, Inc. (O)
                 7.750%, due 09/15/15                                    359,625
     1,000,000   Lucent Technologies, Inc.
                 6.450%, due 03/15/29                                    890,000
       500,000   Sungard Data Systems, Inc.
                 9.125%, due 08/15/13                                    517,500
       250,000   Sungard Data Systems, Inc. (G)
                 9.973%, due 08/15/13                                    259,375
       750,000   Sungard Data Systems, Inc. (O)
                 10.250%, due 08/15/15                                   772,500
     1,000,000   Syniverse Technologies, Inc., Series B
                 7.750%, due 08/15/13                                    962,500
       400,000   Xerox Capital Trust I
                 8.000%, due 02/01/27                                    408,000
                                                                  --------------
                                                                       5,869,563
                                                                  --------------
                 TELECOMMUNICATIONS - 8.93%
     2,000,000   American Cellular Corp., Series B
                 10.000%, due 08/01/11                                 2,095,000
       280,000   Centennial Cellular Operating Co./
                 Centennial Communications Corp.
                 10.125%, due 06/15/13                                   297,500
     1,000,000   Centennial Communications Corp. (G)
                 11.258%, due 01/01/13                                 1,032,500
       650,000   Centennial Communications Corp./
                 Cellular Operating Co. LLC/Puerto Rico Operations
                 8.125%, due 02/01/14                                    640,250
     1,000,000   Cincinnati Bell, Inc. (O)
                 8.375%, due 01/15/14                                  1,010,000
       400,000   Cincinnati Bell, Inc. (O)
                 7.000%, due 02/15/15                                    392,000
       700,000   Cincinnati Bell Telephone Co.
                 6.300%, due 12/01/28                                    605,500
       750,000   LCI International, Inc.
                 7.250%, due 06/15/07                                    751,875
     1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
                 8.875%, due 05/01/16                                  1,576,875
       750,000   Qwest Communications
                 International, Inc. (G)
                 5.905%, due 02/15/09                                    764,062

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 TELECOMMUNICATIONS (CONTINUED)
$      400,000   Qwest Corp. (C)
                 7.500%, due 10/01/14                             $      413,000
       230,000   Qwest Corp.
                 7.625%, due 06/15/15                                    238,625
       500,000   Rural Cellular Corp.
                 8.250%, due 03/15/12                                    515,000
     1,000,000   Time Warner Telecom Holdings, Inc.
                 9.250%, due 02/15/14                                  1,052,500
     1,000,000   UbiquiTel Operating Co.
                 9.875%, due 03/01/11                                  1,085,000
       750,000   Windstream Corp. (C)(O)
                 8.625%, due 08/01/16                                    802,500
                                                                  --------------
                                                                      13,272,187
                                                                  --------------
                 TRANSPORTATION - 0.83%
       500,000   CHC Helicopter Corp. (D)
                 7.375%, due 05/01/14                                    471,250
       755,000   Gulfmark Offshore, Inc. (O)
                 7.750%, due 07/15/14                                    758,775
                                                                  --------------
                                                                       1,230,025
                                                                  --------------
                 UTILITIES - 6.05%
     1,500,000   Dynegy Holdings, Inc.
                 8.375%, due 05/01/16                                  1,526,250
       950,000   Edison Mission Energy
                 7.730%, due 06/15/09                                    976,125
       750,000   Edison Mission Energy (C)
                 7.750%, due 06/15/16                                    759,375
     1,000,000   Ferrellgas Partners L.P./
                 Ferrellgas Partners Finance
                 8.750%, due 06/15/12                                  1,040,000
       300,000   Holly Energy Partners L.P.
                 6.250%, due 03/01/15                                    277,875
       750,000   Inergy L.P./Inergy Finance Corp.
                 6.875%, due 12/15/14                                    718,125
       300,000   Mirant Americas Generation LLC
                 8.300%, due 05/01/11                                    300,375
     1,000,000   Mirant North America LLC
                 7.375%, due 12/31/13                                  1,001,250
       335,000   NorthWestern Corp.
                 5.875%, due 11/01/14                                    329,541
       750,000   NRG Energy, Inc.
                 7.375%, due 02/01/16                                    745,312
        53,000   Sierra Pacific Resources
                 8.625%, due 03/15/14                                     57,225
       500,000   Suburban Propane Partners L.P./
                 Suburban Energy Finance Corp. (O)
                 6.875%, due 12/15/13                                    482,500
       750,000   Williams Cos., Inc.
                 7.625%, due 07/15/19                                    780,000
                                                                  --------------
                                                                       8,993,953
                                                                  --------------
                 TOTAL CORPORATE NOTES AND BONDS
                 (Cost $139,176,441)                                 139,087,783
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
PREFERRED STOCKS - 1.86%
                 AUTO LOANS - 1.24%
        74,275   General Motors Corp., Series A (P)
                 4.500%                                           $    1,837,564
                                                                  --------------
                 TELECOMMUNICATIONS - 0.62%
        16,000   Crown Castle International Corp. (P)
                 6.250%                                                  924,000
                                                                  --------------
                 TOTAL PREFERRED STOCKS
                 (Cost $2,547,538)                                     2,761,564
                                                                  --------------
INVESTMENT COMPANIES - 20.83%
     4,401,874   SSgA Prime Money Market Fund (N)                      4,401,874
    26,554,205   State Street Navigator Securities
                 Lending Portfolio (I)                                26,554,205
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $30,956,079)                                   30,956,079
                                                                  --------------
TOTAL INVESTMENTS - 116.31%
(Cost $172,680,058**)                                                172,805,426
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (16.31)%                          (24,234,274)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  148,571,152
                                                                  ==============

----------
**   Aggregate cost for Federal tax purposes was $172,704,418.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.03% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2006.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of September 30, 2006.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

BALANCED FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 58.53%
                 CONSUMER DISCRETIONARY - 5.78%
        27,000   Black & Decker Corp.                             $    2,142,450
        91,700   Comcast Corp. *                                       3,379,145
        64,000   Gap, Inc.                                             1,212,800
       191,000   Home Depot, Inc.                                      6,927,570
        73,400   Lowe's Cos., Inc.                                     2,059,604
       118,000   McDonald's Corp.                                      4,616,160
       165,000   News Corp.                                            3,242,250
        28,000   Nike, Inc.                                            2,453,360
        12,000   Omnicom Group, Inc.                                   1,123,200
       116,000   Target Corp.                                          6,409,000
        55,000   Tiffany & Co.                                         1,826,000
       258,500   Time Warner, Inc.                                     4,712,455
        71,000   Walt Disney Co.                                       2,194,610
                                                                  --------------
                                                                      42,298,604
                                                                  --------------
                 CONSUMER STAPLES - 5.46%
       113,000   Altria Group, Inc.                                    8,650,150
        78,600   Coca-Cola Co.                                         3,511,848
        35,100   Colgate-Palmolive Co.                                 2,179,710
        49,500   General Mills, Inc.                                   2,801,700
        53,200   Kellogg Co.                                           2,634,464
        60,500   PepsiCo, Inc.                                         3,948,230
       105,500   Procter & Gamble Co.                                  6,538,890
       196,900   Wal-Mart Stores, Inc.                                 9,711,108
                                                                  --------------
                                                                      39,976,100
                                                                  --------------
                 ENERGY - 6.18%
       123,100   Chevron Corp.                                         7,984,266
       124,900   ConocoPhillips                                        7,435,297
        31,000   Devon Energy Corp.                                    1,957,650
        28,800   EOG Resources, Inc.                                   1,873,440
       169,000   Exxon Mobil Corp.                                    11,339,900
        65,000   Marathon Oil Corp.                                    4,998,500
        51,500   Schlumberger, Ltd.                                    3,194,545
        39,962   Transocean, Inc. *                                    2,926,417
        84,700   Weatherford International, Ltd. *                     3,533,684
                                                                  --------------
                                                                      45,243,699
                                                                  --------------
                 FINANCIALS - 13.02%
        62,900   ACE, Ltd.                                             3,442,517
        42,714   Allstate Corp.                                        2,679,449
       113,500   American Express Co.                                  6,365,080
       114,800   American International Group, Inc.                    7,606,648
       209,296   Bank of America Corp.                                11,211,987
       311,705   Citigroup, Inc.                                      15,482,387
        33,200   Everest Re Group, Ltd.                                3,237,996
        71,600   Federal Home Loan Mortgage Corp.                      4,749,228
        49,800   General Growth Properties, Inc.,
                 REIT                                                  2,372,970
        28,500   Goldman Sachs Group, Inc.                             4,821,345
       161,654   J.P. Morgan Chase & Co.                               7,591,272
        40,900   Merrill Lynch & Co., Inc.                             3,199,198
        66,300   National City Corp.                                   2,426,580
        46,000   SLM Corp.                                             2,391,080
        43,200   SunTrust Banks, Inc.                                  3,338,496
        86,400   UnumProvident Corp.                                   1,675,296

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 FINANCIALS (CONTINUED)
       115,200   U.S. Bancorp                                     $    3,826,944
        41,100   Wachovia Corp.                                        2,293,380
       183,400   Wells Fargo & Co.                                     6,635,412
                                                                  --------------
                                                                      95,347,265
                                                                  --------------
                 HEALTH CARE - 8.25%
       106,000   Abbott Laboratories                                   5,147,360
        95,500   Amgen, Inc. *                                         6,831,115
        88,000   Bristol-Myers Squibb Co.                              2,192,960
        33,200   Cardinal Health, Inc.                                 2,182,568
        26,200   Cigna Corp.                                           3,047,584
        45,900   Genzyme Corp. *                                       3,096,873
       165,000   Johnson & Johnson                                    10,715,100
       123,000   Medtronic, Inc.                                       5,712,120
       271,019   Pfizer, Inc.                                          7,686,099
        86,000   Stryker Corp.                                         4,264,740
        68,900   UnitedHealth Group, Inc.                              3,389,880
       121,000   Wyeth                                                 6,151,640
                                                                  --------------
                                                                      60,418,039
                                                                  --------------
                 INDUSTRIALS - 5.88%
        38,400   3M Co.                                                2,857,728
        36,000   Burlington Northern Santa Fe Corp.                    2,643,840
        22,000   Caterpillar, Inc.                                     1,447,600
        30,500   FedEx Corp.                                           3,314,740
       513,000   General Electric Co.                                 18,108,900
        94,200   Honeywell International, Inc.                         3,852,780
        97,600   Illinois Tool Works, Inc. (O)                         4,382,240
       101,900   United Technologies Corp.                             6,455,365
                                                                  --------------
                                                                      43,063,193
                                                                  --------------
                 INFORMATION TECHNOLOGY - 9.15%
        96,900   Adobe Systems, Inc. *                                 3,628,905
       151,000   Applied Materials, Inc. (O)                           2,677,230
       205,000   Cisco Systems, Inc. *                                 4,715,000
        94,300   Dell, Inc. *                                          2,153,812
        78,600   eBay, Inc. *                                          2,229,096
       414,100   EMC Corp./Massachusetts *                             4,960,918
        78,640   First Data Corp.                                      3,302,880
         4,200   Google, Inc., Class A *                               1,687,980
        62,000   Hewlett-Packard Co.                                   2,274,780
       154,000   Intel Corp.                                           3,167,780
        76,400   International Business Machines
                 Corp.                                                 6,260,216
        83,000   Maxim Integrated Products, Inc.                       2,329,810
       130,000   Micron Technology, Inc. *                             2,262,000
       390,000   Microsoft Corp.                                      10,658,700
       176,700   Motorola, Inc.                                        4,417,500
       169,000   Oracle Corp. *                                        2,998,060
        50,300   Qualcomm, Inc.                                        1,828,405
       135,000   Texas Instruments, Inc.                               4,488,750
        36,700   Yahoo!, Inc. *                                          927,776
                                                                  --------------
                                                                      66,969,598
                                                                  --------------
                 MATERIALS - 1.30%
        53,600   Dow Chemical Co.                                      2,089,328
        88,200   Rohm & Haas Co.                                       4,176,270
        53,200   Weyerhaeuser Co.                                      3,273,396
                                                                  --------------
                                                                       9,538,994
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BALANCED FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 TELECOMMUNICATION SERVICES - 1.76%
       170,200   BellSouth Corp.                                  $    7,276,050
       328,000   Sprint Nextel Corp.                                   5,625,200
                                                                  --------------
                                                                      12,901,250
                                                                  --------------
                 UTILITIES - 1.75%
        17,000   Dominion Resources, Inc.                              1,300,330
        81,200   Duke Energy Corp.                                     2,452,240
        60,200   Exelon Corp.                                          3,644,508
        50,000   FPL Group, Inc.                                       2,250,000
        75,000   PG&E Corp.                                            3,123,750
                                                                  --------------
                                                                      12,770,828
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $339,243,282)                                 428,527,570
                                                                  --------------

   Par Value
--------------
ASSET BACKED - 1.66%
$      599,648   ABSC Long Beach Home Equity Loan Trust,
                 Series 2000-LB1, Class AF5 (M)
                 8.550%, due 09/21/30                                    598,003
     1,100,000   Ameriquest Mortgage Securities, Inc.,
                 Series 2004-FR1, Class M2 (M)
                 5.207%, due 05/25/34                                  1,077,170
     1,300,000   Citibank Credit Card Issuance Trust,
                 Series 2004-A1, Class A1
                 2.550%, due 01/20/09                                  1,289,303
     1,120,000   GMAC Mortgage Corp. Loan Trust,
                 Series 2004-HE2, Class M1
                 3.950%, due 10/25/33                                  1,092,076
     1,006,280   Green Tree Financial Corp.,
                 Series 1998-2, Class A6
                 6.810%, due 12/01/27                                  1,038,129
     2,190,000   GSAMP Trust,
                 Series 2006-S5, Class M5 (M)
                 7.488%, due 09/25/36                                  2,199,581
     1,400,000   Park Place Securities, Inc.,
                 Series 2004-WWF1, Class M10 (G)(M)
                 7.823%, due 12/25/34                                  1,400,676
     1,025,000   Renaissance Home Equity Loan Trust,
                 Series 2005-4, Class M9 (M)
                 7.000%, due 02/25/36                                    983,039
       754,520   Residential Asset Mortgage Products, Inc.,
                 Series 2003-RS9, Class AI5
                 4.990%, due 03/25/31                                    748,705
       740,000   Soundview Home Equity Loan Trust,
                 Series 2005-B, Class M6 (M)
                 6.175%, due 05/25/35                                    737,372
     1,045,000   Wells Fargo Home Equity Trust,
                 Series 2004-2, Class M8A (C)(G)
                 8.323%, due 03/25/33                                  1,034,901
                                                                  --------------
                 TOTAL ASSET BACKED
                 (Cost $12,208,125)                                   12,198,955
                                                                  --------------

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
COMMERCIAL MORTGAGE BACKED - 2.54%
$    1,206,462   Bear Stearns Commercial Mortgage Securities,
                 Series 2001-TOP4, Class A1
                 5.060%, due 11/15/16                             $    1,202,329
     1,815,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2003-Top 10, Class E (C)(G)
                 5.540%, due 03/13/40                                  1,815,402
     1,296,067   Bear Stearns Commercial Mortgage Securities,
                 Series 2004-T16, Class A2
                 3.700%, due 02/13/46                                  1,263,673
     1,325,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2004-T16, Class A6 (G)
                 4.750%, due 02/13/46                                  1,276,970
       765,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2005-T20, Class F (C)(G)
                 5.156%, due 10/12/42                                    744,698
     2,100,000   Government National Mortgage Association,
                 Series 2004-43, Class C (G)
                 5.008%, due 12/16/25                                  2,074,801
     1,400,000   Greenwich Capital Commercial Funding Corp.,
                 Series 2004-GG1, Class A7 (G)
                 5.317%, due 06/10/36                                  1,400,801
     1,600,000   LB-UBS Commercial Mortgage Trust,
                 Series 2004-C8, Class A6 (G)
                 4.799%, due 12/15/29                                  1,546,749
     2,600,000   Morgan Stanley Capital I,
                 Series 2004-HQ4, Class A7
                 4.970%, due 04/14/40                                  2,538,419
     2,500,000   Morgan Stanley Capital I,
                 Series 2004-T13, Class A3
                 4.390%, due 09/13/45                                  2,402,054
       775,000   Multi Security Asset Trust,
                 Series 2005-RR4A, Class J (C)
                 5.880%, due 11/28/35                                    698,515
     1,686,314   Wachovia Bank Commercial Mortgage Trust,
                 Series 2003-C6, Class A1
                 3.364%, due 08/15/35                                  1,642,330
                                                                  --------------
                 TOTAL COMMERCIAL
                 MORTGAGE BACKED
                 (Cost $18,960,824)                                   18,606,741
                                                                  --------------
PRIVATE LABEL MORTGAGE BACKED - 0.84%
     2,684,796   Bank of America Alternative Loan Trust,
                 Series 2005-12, Class 3CB1
                 6.000%, due 01/25/36                                  2,690,332
     3,422,538   Bank of America Alternative Loan Trust,
                 Series 2006-3, Class 2CB1
                 6.000%, due 04/25/36                                  3,425,329
                                                                  --------------
                 TOTAL PRIVATE LABEL
                 MORTGAGE BACKED
                 (Cost $6,050,391)                                     6,115,661
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BALANCED FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS - 9.75%
                 CAPITAL GOODS - 0.27%
$    2,000,000   Caterpillar Financial Services Corp., Series F
                 2.500%, due 10/03/06                             $    2,000,000
                                                                  --------------
                 CONSUMER DISCRETIONARY - 0.95%
     2,000,000   American Association of Retired Persons (C)
                 7.500%, due 05/01/31                                  2,477,098
     1,500,000   Carnival Corp. (D)
                 3.750%, due 11/15/07                                  1,472,859
     1,000,000   CVS, Corp.
                 5.750%, due 08/15/11                                  1,013,017
     1,850,000   Erac USA Finance Co. (C)
                 6.700%, due 06/01/34                                  1,950,283
                                                                  --------------
                                                                       6,913,257
                                                                  --------------
                 CONSUMER STAPLES - 0.33%
     1,055,000   Diageo Capital PLC (D)
                 5.500%, due 09/30/16                                  1,046,187
     1,400,000   Safeway, Inc.
                 4.125%, due 11/01/08                                  1,362,607
                                                                  --------------
                                                                       2,408,794
                                                                  --------------
                 ENERGY - 0.73%
     1,500,000   ConocoPhillips (O)
                 6.650%, due 07/15/18                                  1,650,694
     1,030,000   Devon Financing Corp. ULC (O)
                 7.875%, due 09/30/31                                  1,255,301
     1,150,000   Hess Corp.
                 7.875%, due 10/01/29                                  1,358,991
     1,000,000   Pemex Project Funding Master Trust
                 7.375%, due 12/15/14                                  1,081,000
                                                                  --------------
                                                                       5,345,986
                                                                  --------------
                 FINANCE - 1.73%
     1,115,000   American General Finance Corp.
                 5.850%, due 06/01/13                                  1,139,314
     1,500,000   American General Finance Corp., Series H
                 4.625%, due 09/01/10                                  1,463,859
     2,000,000   Bear Stearns Cos., Inc.
                 7.800%, due 08/15/07                                  2,042,078
     1,500,000   CIT Group, Inc.
                 7.375%, due 04/02/07                                  1,514,980
     1,000,000   GE Insurance Solutions Corp.
                 7.000%, due 02/15/26                                  1,096,362
       785,000   GE Insurance Solutions Corp.
                 7.750%, due 06/15/30                                    941,479
     1,350,000   HSBC Finance Corp.
                 6.500%, due 11/15/08                                  1,383,886
     2,000,000   U.S. Bank N.A.
                 6.300%, due 02/04/14                                  2,119,102
       935,000   Western Union Co. (C)
                 5.930%, due 10/01/16                                    942,695
                                                                  --------------
                                                                      12,643,755
                                                                  --------------

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
                 FOOD & DRUG RETAILERS - 0.23%
$    1,550,000   Medco Health Solutions, Inc.
                 7.250%, due 08/15/13                             $    1,682,342
                                                                  --------------
                 HEALTH CARE - 1.00%
     1,200,000   Eli Lilly & Co.
                 6.570%, due 01/01/16                                  1,303,703
       740,000   Genentech, Inc. (O)
                 5.250%, due 07/15/35                                    695,088
     1,220,000   Merck & Co., Inc.
                 6.400%, due 03/01/28                                  1,302,788
     1,500,000   Quest Diagnostics, Inc.
                 5.450%, due 11/01/15                                  1,465,348
     1,400,000   WellPoint, Inc.
                 5.000%, due 12/15/14                                  1,353,297
     1,100,000   Wyeth (O)
                 6.500%, due 02/01/34                                  1,187,336
                                                                  --------------
                                                                       7,307,560
                                                                  --------------
                 INDUSTRIALS - 1.19%
       350,000   Boeing Co.
                 8.625%, due 11/15/31                                    486,379
       620,000   Boeing Co. (O)
                 6.875%, due 10/15/43                                    726,421
       515,000   D.R. Horton, Inc. (O)
                 5.250%, due 02/15/15                                    470,194
     1,000,000   Ford Motor Credit Co.
                 5.800%, due 01/12/09                                    952,016
       575,000   General Motors Acceptance Corp. LLC (O)
                 6.125%, due 08/28/07                                    574,181
     1,450,000   General Motors Acceptance Corp. LLC
                 7.250%, due 03/02/11                                  1,458,290
       525,000   Pulte Homes, Inc. (O)
                 5.200%, due 02/15/15                                    491,622
     1,150,000   Waste Management, Inc.
                 7.125%, due 12/15/17                                  1,275,078
     1,025,000   Westvaco Corp.
                 8.200%, due 01/15/30                                  1,153,222
     1,170,000   WM Wrigley Jr. Co. (O)
                 4.300%, due 07/15/10                                  1,137,159
                                                                  --------------
                                                                       8,724,562
                                                                  --------------
                 MEDIA - 0.43%
     1,620,000   Comcast Cable Communications Holdings, Inc.
                 8.375%, due 03/15/13                                  1,847,911
     1,315,000   Rogers Cable, Inc. (D)
                 6.250%, due 06/15/13                                  1,298,563
                                                                  --------------
                                                                       3,146,474
                                                                  --------------
                 PIPELINE - 0.10%
       775,000   KN Energy, Inc.
                 7.250%, due 03/01/28                                    753,147
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

BALANCED FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
CORPORATE NOTES AND BONDS (CONTINUED)
                 REAL ESTATE INVESTMENT TRUSTS - 0.24%
$    1,265,000   EOP Operating L.P.
                 4.750%, due 03/15/14                             $    1,196,553
       530,000   Simon Property Group L.P.
                 5.625%, due 08/15/14                                    532,135
                                                                  --------------
                                                                       1,728,688
                                                                  --------------
                 TELECOMMUNICATIONS - 0.47%
       960,000   Cisco Systems, Inc. (O)
                 5.500%, due 02/22/16                                    967,635
     2,500,000   Verizon Wireless Capital LLC
                 5.375%, due 12/15/06                                  2,499,107
                                                                  --------------
                                                                       3,466,742
                                                                  --------------
                 TRANSPORTATION - 0.52%
     1,365,000   Burlington Northern Santa Fe Corp.
                 8.125%, due 04/15/20                                  1,669,843
       957,000   Norfolk Southern Corp.
                 5.590%, due 05/17/25                                    935,294
     1,050,000   Norfolk Southern Corp.
                 7.050%, due 05/01/37                                  1,224,008
                                                                  --------------
                                                                       3,829,145
                                                                  --------------
                 UTILITIES - 1.56%
     1,250,000   Consumers Energy Co.
                 5.650%, due 04/15/20                                  1,224,195
     2,000,000   Energy East Corp.
                 8.050%, due 11/15/10                                  2,181,550
     1,400,000   Exelon Corp.
                 4.900%, due 06/15/15                                  1,319,416
       835,000   Ohio Power Co., Series K (O)
                 6.000%, due 06/01/16                                    857,514
     1,365,000   Pacific Gas & Electric Co. (O)
                 6.050%, due 03/01/34                                  1,372,933
     2,000,000   Progress Energy, Inc.
                 7.750%, due 03/01/31                                  2,423,004
       474,000   Sierra Pacific Power Co. (C)(O)
                 6.000%, due 05/15/16                                    475,233
     1,500,000   Southern Power Co., Series B
                 6.250%, due 07/15/12                                  1,551,239
                                                                  --------------
                                                                      11,405,084
                                                                  --------------
                 TOTAL CORPORATE NOTES AND BONDS
                 (Cost $70,883,528)                                   71,355,536
                                                                  --------------
MORTGAGE BACKED - 8.94%
                 FEDERAL HOME LOAN MORTGAGE CORP. - 1.15%
       127,590   8.000%, due 06/01/30 Pool # C01005                      134,144
       454,008   6.500%, due 01/01/32 Pool # C62333                      464,331
       109,037   6.500%, due 03/01/32 Pool # C65648                      111,487
     4,861,574   5.000%, due 07/01/33 Pool # A11325                    4,691,423

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
MORTGAGE BACKED (CONTINUED)
                 FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$      555,998   6.000%, due 10/01/34 Pool # A28439               $      559,754
       543,555   6.000%, due 10/01/34 Pool # A28598                      547,227
       391,429   5.000%, due 04/01/35 Pool # A32314                      376,669
       693,798   5.000%, due 04/01/35 Pool # A32315                      667,636
       624,196   5.000%, due 04/01/35 Pool # A32316                      600,658
       305,314   5.000%, due 04/01/35 Pool # A32509                      293,801
                                                                  --------------
                                                                       8,447,130
                                                                  --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.75%
     1,951,198   4.000%, due 04/01/15 Pool # 255719                    1,865,560
     2,155,776   5.500%, due 04/01/16 Pool # 745444                    2,161,526
       530,940   6.000%, due 05/01/16 Pool # 582558                      539,247
     3,162,882   5.000%, due 12/01/17 Pool # 672243                    3,118,641
     2,799,517   4.500%, due 09/01/20 Pool # 835465                    2,702,030
       586,392   6.000%, due 05/01/21 Pool # 253847                      594,938
        92,057   7.000%, due 12/01/29 Pool # 762813                       94,976
       325,284   7.000%, due 11/01/31 Pool # 607515                      334,893
         6,245   7.000%, due 04/01/32 Pool # 641518                        6,428
       270,561   7.000%, due 05/01/32 Pool # 644591                      278,553
     1,728,897   6.500%, due 06/01/32 Pool # 545691                    1,767,046
     1,503,044   6.500%, due 09/01/33 Pool # 737582                    1,533,973
     2,113,007   5.500%, due 10/01/33 Pool # 254904                    2,087,606
     7,640,660   5.500%, due 11/01/33 Pool # 555880                    7,548,810
     5,535,452   5.000%, due 05/01/34 Pool # 780890                    5,329,972
        61,744   7.000%, due 07/01/34 Pool # 792636                       63,455
       878,902   5.500%, due 08/01/34 Pool # 793647                      867,561
     3,598,344   5.500%, due 03/01/35 Pool # 815976                    3,546,847
     1,688,501   5.500%, due 07/01/35 Pool # 825283                    1,664,337
     1,064,358   5.500%, due 08/01/35 Pool # 826872                    1,049,126
     1,804,347   5.000%, due 09/01/35 Pool # 820347                    1,734,910
     1,987,778   5.000%, due 09/01/35 Pool # 835699                    1,911,282
     2,485,615   5.000%, due 10/01/35 Pool # 797669                    2,389,961
     2,470,778   5.500%, due 10/01/35 Pool # 836912                    2,435,418
     2,521,827   5.000%, due 12/01/35 Pool # 850561                    2,424,779
     4,309,666   5.500%, due 12/01/35 Pool # 844583                    4,247,990
     4,500,000   5.500%, due 10/01/36 Pool # 033246 (H)                4,434,609
                                                                  --------------
                                                                      56,734,474
                                                                  --------------
                 GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION - 0.04%
       286,315   6.500%, due 04/20/31 Pool # 003068                      293,462
                                                                  --------------
                 TOTAL MORTGAGE BACKED
                 (Cost $66,126,052)                                   65,475,066
                                                                  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.25%
                 FEDERAL HOME LOAN BANK - 0.95%
     6,975,000   4.250%, due 04/16/07                                  6,936,477
                                                                  --------------
                 FEDERAL HOME LOAN MORTGAGE CORP. - 0.45%
     3,400,000   4.500%, due 01/15/14                                  3,304,508
                                                                  --------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.45%
     2,400,000   3.800%, due 01/18/08                                  2,360,222
     2,250,000   4.000%, due 09/02/08                                  2,205,554
       750,000   5.250%, due 08/01/12                                    753,920

              See accompanying Notes to Portfolios of Investments.

BALANCED FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

   Par Value                                                      Value (Note 1)
--------------                                                    --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
                 (CONTINUED)
$    2,400,000   4.625%, due 10/15/14                             $    2,347,198
     2,500,000   6.625%, due 11/15/30                                  3,001,875
                                                                  --------------
                                                                      10,668,769
                                                                  --------------
                 U.S. TREASURY BONDS - 1.31%
     5,375,000   6.250%, due 05/15/30  (O)                             6,459,659
     2,900,000   5.375%, due 02/15/31  (O)                             3,132,226
                                                                  --------------
                                                                       9,591,885
                                                                  --------------
                 U.S. TREASURY NOTES - 12.09%
     2,775,000   2.875%, due 11/30/06  (O)                             2,765,679
     8,700,000   3.375%, due 02/28/07                                  8,641,884
    12,000,000   4.375%, due 05/15/07  (O)                            11,954,532
     1,125,000   2.750%, due 08/15/07  (O)                             1,103,906
     1,300,000   4.000%, due 08/31/07  (O)                             1,288,980
     1,980,000   3.000%, due 11/15/07  (O)                             1,939,782
     5,250,000   4.625%, due 02/29/08  (O)                             5,237,285
     3,625,000   4.875%, due 04/30/08  (O)                             3,630,238
     9,980,000   3.000%, due 02/15/09  (O)                             9,615,890
       700,000   2.625%, due 03/15/09  (O)                               667,789
     3,250,000   3.875%, due 05/15/10  (O)                             3,173,446
       670,000   3.875%, due 09/15/10  (O)                               652,857
       500,000   4.500%, due 11/15/10  (O)                               498,281
       500,000   4.750%, due 03/31/11  (O)                               503,066
    11,300,000   4.875%, due 04/30/11  (O)                            11,425,803
     6,150,000   4.875%, due 02/15/12  (O)                             6,235,762
     5,500,000   4.000%, due 11/15/12  (O)                             5,327,267
       310,000   4.000%, due 02/15/14  (O)                               298,072
     1,830,000   4.125%, due 05/15/15  (O)                             1,766,021
       601,000   4.500%, due 11/15/15  (O)                               595,178
    11,300,000   4.500%, due 02/15/16  (O)                            11,186,559
                                                                  --------------
                                                                      88,508,277
                                                                  --------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $118,342,013)                                 119,009,916
                                                                  --------------

    Shares
--------------
INVESTMENT COMPANIES - 12.75%
             1   Columbia Funds Series Trust -
                 Columbia Cash Reserves                                        1
             1   J.P. Morgan Prime Money
                 Market Fund                                                   1
     9,868,384   SSgA Prime Money Market Fund (N)                      9,868,384
    83,473,550   State Street Navigator Securities
                 Lending Portfolio (I)                                83,473,550
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $93,341,936)                                   93,341,936
                                                                  --------------
TOTAL INVESTMENTS - 111.26%
(Cost $725,156,151**)                                                814,631,381
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (11.26)%                          (82,425,439)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  732,205,942
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $726,690,685.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.52% of total net assets.

(G) Floating rate or variable rate note. Rate shown is as of September 30, 2006.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of September 30, 2006.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 98.29%
                 CONSUMER DISCRETIONARY - 7.01%
       242,600   CBS Corp.                                        $    6,834,042
       275,295   Comcast Corp. (O) *                                  10,144,621
       104,800   Federated Department Stores, Inc.                     4,528,408
       169,900   Home Depot, Inc.                                      6,162,273
        54,200   J.C. Penney Co., Inc.                                 3,706,738
       471,600   McDonald's Corp.                                     18,448,992
       163,800   News Corp.                                            3,218,670
        81,300   Nike, Inc.                                            7,123,506
        81,400   Tiffany & Co.                                         2,702,480
       753,200   Time Warner, Inc.                                    13,730,836
       492,200   Walt Disney Co.                                      15,213,902
                                                                  --------------
                                                                      91,814,468
                                                                  --------------
                 CONSUMER STAPLES - 7.39%
       259,900   Altria Group, Inc.                                   19,895,345
       130,400   Archer-Daniels-Midland Co.                            4,939,552
        52,400   Clorox Co.                                            3,301,200
       158,700   Coca-Cola Co.                                         7,090,716
        53,900   Colgate-Palmolive Co.                                 3,347,190
       173,000   General Mills, Inc.                                   9,791,800
       141,800   Kellogg Co.                                           7,021,936
        37,500   Kimberly-Clark Corp.                                  2,451,000
       519,200   Procter & Gamble Co.                                 32,180,016
       136,000   Wal-Mart Stores, Inc.                                 6,707,520
                                                                  --------------
                                                                      96,726,275
                                                                  --------------
                 ENERGY - 14.39%
       177,000   Apache Corp.                                         11,186,400
       197,800   Cameron International Corp. *                         9,555,718
       491,446   Chevron Corp.                                        31,875,188
       506,200   ConocoPhillips                                       30,134,086
       242,400   Devon Energy Corp.                                   15,307,560
        45,300   EOG Resources, Inc.                                   2,946,765
       873,400   Exxon Mobil Corp.                                    58,605,140
       209,800   Marathon Oil Corp.                                   16,133,620
        79,746   Transocean, Inc. *                                    5,839,800
       132,000   Valero Energy Corp.                                   6,794,040
                                                                  --------------
                                                                     188,378,317
                                                                  --------------
                 FINANCIALS - 34.40%
       352,626   Allstate Corp.                                       22,120,229
       515,400   American International Group, Inc.                   34,150,404
       167,700   AmSouth Bancorp.                                      4,870,008
       984,042   Bank of America Corp.                                52,715,130
        35,400   Bear Stearns Cos., Inc.                               4,959,540
     1,116,014   Citigroup, Inc.                                      55,432,415
        79,000   Compass Bancshares, Inc.                              4,501,420
       186,600   Equity Residential, REIT                              9,438,228
       189,500   Federal Home Loan Mortgage Corp.                     12,569,535
       148,900   General Growth Properties, Inc.,
                 REIT                                                  7,095,085
        61,800   Goldman Sachs Group, Inc.                            10,454,706
       714,088   J.P. Morgan Chase & Co.                              33,533,572
       154,600   Lehman Brothers Holdings, Inc.                       11,418,756

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 FINANCIALS (CONTINUED)
        96,100   Marshall & Ilsley Corp.                          $    4,630,098
       212,200   Merrill Lynch & Co., Inc.                            16,598,284
       190,400   Morgan Stanley                                       13,882,064
       310,700   National City Corp.                                  11,371,620
       194,400   Prudential Financial, Inc.                           14,823,000
       138,900   RenaissanceRe Holdings, Ltd. (O)                      7,722,840
        57,100   SL Green Realty Corp., REIT                           6,378,070
       146,400   St. Paul Travelers Cos., Inc.                         6,864,696
       148,400   SunTrust Banks, Inc.                                 11,468,352
       471,900   U.S. Bancorp                                         15,676,518
       247,600   UnumProvident Corp.                                   4,800,964
        78,400   Vornado Realty Trust, REIT                            8,545,600
       458,300   Wachovia Corp.                                       25,573,140
       185,500   Washington Mutual, Inc.                               8,063,685
       846,800   Wells Fargo & Co.                                    30,637,224
                                                                  --------------
                                                                     450,295,183
                                                                  --------------
                 HEALTH CARE - 7.90%
       161,400   Abbott Laboratories                                   7,837,584
        93,600   Amgen, Inc. *                                         6,695,208
       204,400   Bristol-Myers Squibb Co.                              5,093,648
        24,000   Cigna Corp.                                           2,791,680
       138,300   Community Health Systems, Inc. (O) *                  5,165,505
        54,600   Invitrogen Corp. (O) *                                3,462,186
       102,400   Johnson & Johnson                                     6,649,856
       186,000   Merck & Co., Inc.                                     7,793,400
     1,444,600   Pfizer, Inc.                                         40,968,856
       112,400   Watson Pharmaceuticals, Inc. *                        2,941,508
        86,100   WellPoint, Inc. *                                     6,634,005
       144,300   Wyeth                                                 7,336,212
                                                                  --------------
                                                                     103,369,648
                                                                  --------------
                 INDUSTRIALS - 6.75%
        68,200   Burlington Northern Santa Fe Corp.                    5,008,608
       100,200   CSX Corp.                                             3,289,566
        47,100   Deere & Co.                                           3,952,161
        47,800   Eaton Corp.                                           3,291,030
        42,900   Emerson Electric Co.                                  3,597,594
        76,500   General Dynamics Corp.                                5,482,755
     1,065,900   General Electric Co.                                 37,626,270
       156,800   Honeywell International, Inc.                         6,413,120
       146,500   Masco Corp.                                           4,017,030
        40,800   Parker Hannifin Corp.                                 3,171,384
        69,900   Textron, Inc.                                         6,116,250
       100,600   United Technologies Corp.                             6,373,010
                                                                  --------------
                                                                      88,338,778
                                                                  --------------
                 INFORMATION TECHNOLOGY - 4.73%
       143,800   Adobe Systems, Inc. *                                 5,385,310
       110,100   Automatic Data Processing, Inc.                       5,212,134
       153,100   Computer Sciences Corp. (O) *                         7,520,272
        98,401   Freescale Semiconductor, Inc.,
                 Class B *                                             3,740,222
       240,435   Hewlett-Packard Co.                                   8,821,560
       129,600   Intel Corp.                                           2,665,872
       138,900   International Business Machines
                 Corp.                                                11,381,466

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 INFORMATION TECHNOLOGY (CONTINUED)
       117,200   Maxim Integrated Products, Inc.                  $    3,289,804
       238,800   Microsoft Corp.                                       6,526,404
       297,900   Motorola, Inc.                                        7,447,500
                                                                  --------------
                                                                      61,990,544
                                                                  --------------
                 MATERIALS - 3.61%
        92,500   Air Products & Chemicals, Inc.                        6,139,225
       232,200   Alcoa, Inc.                                           6,510,888
       193,700   Dow Chemical Co.                                      7,550,426
        63,200   E.I. Du Pont de Nemours & Co.                         2,707,488
        70,200   Nucor Corp.                                           3,474,198
        48,800   Phelps Dodge Corp.                                    4,133,360
       103,800   PPG Industries, Inc.                                  6,962,904
       159,400   Weyerhaeuser Co.                                      9,807,882
                                                                  --------------
                                                                      47,286,371
                                                                  --------------
                 TELECOMMUNICATION SERVICES - 5.95%
       152,200   Alltel Corp.                                          8,447,100
       400,000   AT&T, Inc.                                           13,024,000
       485,500   BellSouth Corp.                                      20,755,125
       299,800   Citizens Communications Co.                           4,209,192
       646,100   Sprint Nextel Corp.                                  11,080,615
       425,935   Verizon Communications, Inc.                         15,814,967
       342,364   Windstream Corp.                                      4,515,775
                                                                  --------------
                                                                      77,846,774
                                                                  --------------
                 UTILITIES - 6.16%
        30,900   Constellation Energy Group, Inc.                      1,829,280
        67,700   Dominion Resources, Inc.                              5,178,373
       308,700   Duke Energy Corp.                                     9,322,740
       185,500   Edison International                                  7,724,220
       107,400   Entergy Corp.                                         8,401,902
       204,200   Exelon Corp.                                         12,362,268
       122,300   FirstEnergy Corp.                                     6,831,678
       230,800   FPL Group, Inc.                                      10,386,000
       142,100   Mirant Corp. *                                        3,880,751
       234,800   PG&E Corp.                                            9,779,420
       144,900   Southern Co.                                          4,993,254
                                                                  --------------
                                                                      80,689,886
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $1,009,847,571)                             1,286,736,244
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENT COMPANIES - 3.53%
             1   Columbia Funds Series Trust -
                 Columbia Cash Reserves                           $            1
        84,557   iShares Russell 1000 Value Index
                 Fund                                                  6,516,808
        74,700   iShares Russell Midcap Value Index
                 Fund                                                 10,168,911
             2   J.P. Morgan Prime Money
                 Market Fund                                                   2
     7,779,413   SSgA Prime Money Market Fund                          7,779,413
    21,708,861   State Street Navigator Securities
                 Lending Portfolio (I)                                21,708,861
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $45,520,681)                                   46,173,996
                                                                  --------------

TOTAL INVESTMENTS - 101.82%
(Cost $1,055,368,252**)                                            1,332,910,240
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (1.82)%                           (23,771,475)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,309,138,765
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $1,055,670,963.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 98.56%
                 CONSUMER DISCRETIONARY - 12.11%
        40,000   Apollo Group, Inc., Class A *                    $    1,969,600
        37,700   Bed Bath & Beyond, Inc. *                             1,442,402
        62,300   Best Buy Co., Inc.                                    3,336,788
       230,300   Cheesecake Factory (O) *                              6,261,857
        51,500   Coach, Inc. *                                         1,771,600
       241,200   Comcast Corp. *                                       8,888,220
        63,600   Federated Department Stores, Inc.                     2,748,156
        39,100   Harley-Davidson, Inc.                                 2,453,525
       127,300   Home Depot, Inc.                                      4,617,171
        28,200   J.C. Penney Co., Inc.                                 1,928,598
        82,400   Kohl's Corp. *                                        5,349,408
       129,400   Lowe's Cos., Inc.                                     3,630,964
       166,400   News Corp.                                            3,269,760
        78,200   Nike, Inc.                                            6,851,884
        20,700   Omnicom Group, Inc.                                   1,937,520
        55,100   Panera Bread Company, Class A (O) *                   3,209,575
        61,800   Starbucks Corp. *                                     2,104,290
        66,100   Target Corp.                                          3,652,025
        41,600   Tiffany & Co.                                         1,381,120
        96,650   Viacom, Inc. *                                        3,593,447
        51,500   Walt Disney Co.                                       1,591,865
       172,900   XM Satellite Radio Holdings, Inc.,
                 Class A (O)*                                          2,228,681
       105,600   Yum! Brands, Inc.                                     5,496,480
                                                                  --------------
                                                                      79,714,936
                                                                  --------------
                 CONSUMER STAPLES - 8.44%
        92,800   Altria Group, Inc.                                    7,103,840
        39,500   Anheuser-Busch Cos., Inc.                             1,876,645
        92,500   Coca-Cola Co.                                         4,132,900
       105,500   Colgate-Palmolive Co.                                 6,551,550
        67,800   Costco Wholesale Corp.                                3,368,304
        74,200   CVS Corp.                                             2,383,304
       205,100   PepsiCo, Inc.                                        13,384,826
        56,000   Procter & Gamble Co.                                  3,470,880
        69,700   Walgreen Co.                                          3,093,983
       207,400   Wal-Mart Stores, Inc.                                10,228,968
                                                                  --------------
                                                                      55,595,200
                                                                  --------------
                 ENERGY - 4.94%
        50,900   Baker Hughes, Inc.                                    3,471,380
        73,100   Cameron International Corp. *                         3,531,461
        44,400   Denbury Resources, Inc. (O) *                         1,283,160
        39,200   ENSCO International, Inc.                             1,718,136
        24,600   EOG Resources, Inc.                                   1,600,230
        38,100   Exxon Mobil Corp.                                     2,556,510
        47,100   FMC Technologies, Inc. *                              2,529,270
        36,000   Marathon Oil Corp.                                    2,768,400
        46,600   Noble Corp. (O)                                       2,990,788
       163,000   Weatherford International, Ltd. *                     6,800,360
        78,233   XTO Energy, Inc.                                      3,295,957
                                                                  --------------
                                                                      32,545,652
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 FINANCIALS - 9.32%
       178,700   ACE, Ltd.                                        $    9,780,251
       173,300   American Express Co.                                  9,718,664
        49,200   American International Group, Inc.                    3,259,992
        21,700   Cbot Holdings, Inc., Class A (O) *                    2,621,143
         7,200   Chicago Mercantile Exchange
                 Holdings, Inc.                                        3,443,400
        98,200   Citigroup, Inc.                                       4,877,594
        47,600   Goldman Sachs Group, Inc.                             8,052,492
        54,600   Mellon Financial Corp.                                2,134,860
        65,100   Merrill Lynch & Co., Inc.                             5,092,122
       171,500   SLM Corp.                                             8,914,570
        96,200   Wells Fargo & Co.                                     3,480,516
                                                                  --------------
                                                                      61,375,604
                                                                  --------------
                 HEALTH CARE - 18.67%
        41,000   Abbott Laboratories                                   1,990,960
       204,500   Amgen, Inc. *                                        14,627,885
        79,300   Bristol-Myers Squibb Co.                              1,976,156
       114,600   Eli Lilly & Co.                                       6,532,200
        99,800   Genentech, Inc. *                                     8,253,460
        61,000   Gen-Probe, Inc. *                                     2,860,290
       135,500   Genzyme Corp. *                                       9,142,185
        45,400   Gilead Sciences, Inc. *                               3,118,980
        32,400   Invitrogen Corp. (O) *                                2,054,484
       255,900   Johnson & Johnson                                    16,618,146
        91,000   Medimmune, Inc. *                                     2,658,110
       106,500   Medtronic, Inc.                                       4,945,860
       109,300   Merck & Co., Inc.                                     4,579,670
        72,500   Pfizer, Inc.                                          2,056,100
       136,200   Schering-Plough Corp.                                 3,008,658
        38,200   St. Jude Medical, Inc. *                              1,348,078
       190,200   Stryker Corp. (O)                                     9,432,018
       350,129   Teva Pharmaceutical Industries,
                 Ltd., ADR                                            11,935,898
       105,300   UnitedHealth Group, Inc.                              5,180,760
        41,200   Vertex Pharmaceuticals, Inc. *                        1,386,380
        28,000   WellPoint, Inc. *                                     2,157,400
       138,600   Wyeth                                                 7,046,424
                                                                  --------------
                                                                     122,910,102
                                                                  --------------
                 INDUSTRIALS - 11.43%
        51,500   3M Co.                                                3,832,630
        68,500   Boeing Co.                                            5,401,225
        37,600   Burlington Northern Santa Fe Corp.                    2,761,344
        81,300   Caterpillar, Inc.                                     5,349,540
        37,000   Danaher Corp.                                         2,540,790
        56,400   FedEx Corp.                                           6,129,552
       672,000   General Electric Co.                                 23,721,600
        39,500   Honeywell International, Inc.                         1,615,550
        94,500   Illinois Tool Works, Inc.                             4,243,050
        32,500   Monster World Wide, Inc. *                            1,176,175
        70,700   Stericycle, Inc. (O) *                                4,934,153
        37,900   Trinity Industries, Inc. (O)                          1,219,243
        41,900   United Parcel Service, Inc.                           3,014,286
       146,500   United Technologies Corp.                             9,280,775
                                                                  --------------
                                                                      75,219,913
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 INFORMATION TECHNOLOGY - 28.48%
       132,100   Adobe Systems, Inc. *                            $    4,947,145
       133,200   Amdocs, Ltd. *                                        5,274,720
        57,200   Apple Computer, Inc. *                                4,406,116
       983,000   Cisco Systems, Inc. *                                22,609,000
       143,500   Corning, Inc. *                                       3,502,835
       373,700   Dell, Inc. *                                          8,535,308
       353,400   eBay, Inc. *                                         10,022,424
       739,300   EMC Corp./Massachusetts *                             8,856,814
        42,100   First Data Corp.                                      1,768,200
        38,100   Google, Inc., Class A *                              15,312,390
       189,000   Hewlett-Packard Co.                                   6,934,410
       749,100   Intel Corp.                                          15,408,987
       83,700    International Business Machines Corp.                 6,858,378
        64,400   Kla-Tencor Corp.                                      2,863,868
       177,400   Maxim Integrated Products, Inc.                       4,979,618
       206,100   Micron Technology, Inc. *                             3,586,140
     1,044,100   Microsoft Corp.                                      28,535,253
       263,300   Motorola, Inc.                                        6,582,500
        72,300   NAVTEQ Corp. (O) *                                    1,887,753
        95,700   Nokia OYJ, ADR                                        1,884,333
       430,300   Oracle Corp. *                                        7,633,522
       120,800   Qualcomm, Inc.                                        4,391,080
       171,600   Texas Instruments, Inc.                               5,705,700
       199,600   Yahoo!, Inc. *                                        5,045,888
                                                                  --------------
                                                                     187,532,382
                                                                  --------------
                 MATERIALS - 1.78%
        70,000   E.I. Du Pont de Nemours & Co.                         2,998,800
       151,400   Monsanto Co.                                          7,117,314
        38,100   Newmont Mining Corp.                                  1,628,775
                                                                  --------------
                                                                      11,744,889
                                                                  --------------
                 TELECOMMUNICATION SERVICES - 2.31%
       331,200   NeuStar, Inc. (O) *                                   9,190,800
        96,700   NII Holdings, Inc. *                                  6,010,872
                                                                  --------------
                                                                      15,201,672
                                                                  --------------
                 UTILITIES - 1.08%
        89,200   AES Corp. *                                           1,818,788
        55,000   Exelon Corp.                                          3,329,700
        71,000   Mirant Corp. *                                        1,939,010
                                                                  --------------
                                                                       7,087,498
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $608,749,826)                                 648,927,848
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENT COMPANIES - 6.95%
        40,800   iShares Russell 1000 Growth Index Fund (O)       $    2,123,640
             1   J.P. Morgan Prime Money Market Fund                           1
        68,900   Nasdaq-100 Index Tracking Stock (O)                   2,800,785
       172,304   SSgA Prime Money Market Fund                            172,304
    40,687,380   State Street Navigator Securities
                 Lending Portfolio (I)                                40,687,380
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $45,535,559)                                   45,784,110
                                                                  --------------
TOTAL INVESTMENTS - 105.51%
(Cost $654,285,385**)                                                694,711,958
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (5.51)%                           (36,300,437)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  658,411,521
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $655,155,613.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 96.27%
                 CONSUMER DISCRETIONARY - 11.47%
        11,900   Autoliv, Inc.                                    $      655,809
        11,600   Black & Decker Corp.                                    920,460
        20,100   Cato Corp., Class A                                     440,391
         7,950   CEC Entertainment, Inc. (O) *                           250,504
        34,100   Darden Restaurants, Inc.                              1,448,227
        22,500   Eastman Kodak Co. (O)                                   504,000
        35,780   Federated Department Stores, Inc.                     1,546,054
       153,600   Ford Motor Co. (O)                                    1,242,624
        21,700   Fortune Brands, Inc.                                  1,629,887
        35,200   Gannett Co., Inc.                                     2,000,416
        39,800   Gap, Inc.                                               754,210
        11,700   J.C. Penney Co., Inc.                                   800,163
        34,500   Jones Apparel Group, Inc.                             1,119,180
        56,600   JOS A Bank Clothiers, Inc. (O) *                      1,695,736
        30,000   Liberty Media Holding Corp. - Capital *               2,507,100
        59,400   Mattel, Inc.                                          1,170,180
        19,700   Matthews International Corp., Class A                   725,157
        13,900   Modine Manufacturing Co.                                338,187
        14,300   Newell Rubbermaid, Inc.                                 404,976
        18,600   Nike, Inc.                                            1,629,732
        52,600   O'Reilly Automotive, Inc. (O) *                       1,746,846
        21,900   Rare Hospitality International, Inc. *                  669,264
        10,600   Sonic Corp. *                                           239,666
        39,900   Stage Stores, Inc. (O)                                1,170,666
        18,700   Standard-Pacific Corp. (O)                              439,450
        10,800   Starwood Hotels & Resorts Worldwide, Inc.               617,652
        15,400   Talbots, Inc. (O)                                       419,650
        26,000   Tempur-Pedic International, Inc. (O) *                  446,420
        41,100   Tiffany & Co.                                         1,364,520
        55,200   TJX Cos., Inc.                                        1,547,256
        35,800   Tribune Co. (O)                                       1,171,376
        11,400   Univision Communications, Inc., Class A *               391,476
        25,700   Valassis Communications, Inc. *                         453,605
        15,800   VF Corp.                                              1,152,610
        25,600   WCI Communities, Inc. (O) *                             446,464
        11,400   Wendy's International, Inc.                             763,800
        11,300   Whirlpool Corp. (O)                                     950,443
        35,300   Yankee Candle Co., Inc. (O)                           1,033,231
                                                                  --------------
                                                                      36,807,388
                                                                  --------------
                 CONSUMER STAPLES - 8.05%
        27,300   Archer-Daniels-Midland Co.                            1,034,124
        44,000   Casey's General Stores, Inc.                            979,880
        45,800   Clorox Co.                                            2,885,400
        59,600   Coca-Cola Enterprises, Inc.                           1,241,468
        59,500   ConAgra Foods, Inc.                                   1,456,560
        35,100   Constellation Brands, Inc. *                          1,010,178
        25,700   Costco Wholesale Corp.                                1,276,776

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 CONSUMER STAPLES (CONTINUED)
       83,600    Hain Celestial Group, Inc. *                     $    2,136,816
       12,400    Herbalife, Ltd. *                                       469,712
       19,400    Hormel Foods Corp. (O)                                  698,012
       27,600    JM Smucker Co.                                        1,323,420
       97,700    Kroger Co.                                            2,260,778
       24,900    Loews Corp. - Carolina Group                          1,379,211
       40,400    McCormick & Co., Inc.                                 1,534,392
       13,000    NBTY, Inc. *                                            380,510
       16,300    Pepsi Bottling Group, Inc.                              578,650
       72,900    Safeway, Inc.                                         2,212,515
       31,570    Supervalu, Inc.                                         936,039
       28,600    Universal Corp./Richmond VA                           1,044,758
       18,200    UST, Inc. (O)                                           997,906
                                                                  --------------
                                                                      25,837,105
                                                                  --------------
                 ENERGY - 4.93%
       34,800    Chesapeake Energy Corp. (O)                           1,008,504
       39,550    Encore Acquisition Co. (O) *                            962,647
       24,400    ENSCO International, Inc.                             1,069,452
       17,500    FMC Technologies, Inc. *                                939,750
       38,700    Forest Oil Corp. *                                    1,222,533
       44,100    Hess Corp.                                            1,826,622
       21,500    Murphy Oil Corp.                                      1,022,325
       32,500    Newfield Exploration Co. *                            1,252,550
       27,500    Noble Energy, Inc.                                    1,253,725
       28,500    Pioneer Natural Resources Co. (O)                     1,114,920
       19,500    Plains Exploration & Production Co. (O)*                836,745
       25,700    Smith International, Inc.                               997,160
        9,900    Sunoco, Inc.                                            615,681
       10,900    Tesoro Corp.                                            631,982
       26,800    Whiting Petroleum Corp. *                             1,074,680
                                                                  --------------
                                                                      15,829,276
                                                                  --------------
                 FINANCIALS - 31.01%
       33,200    Ameriprise Financial, Inc.                            1,557,080
       66,200    Archstone-Smith Trust, REIT                           3,603,928
       43,500    Ares Capital Corp.                                      757,770
        4,100    Asset Acceptance Capital Corp. *                         66,625
       70,576    Associated Banc-Corp.                                 2,293,720
       36,600    Assured Guaranty, Ltd.                                  949,038
       25,700    Bank of America Corp.                                 1,376,749
       11,500    Bear Stearns Cos., Inc.                               1,611,150
       31,500    Boston Properties, Inc., REIT                         3,255,210
       27,500    Capital One Financial Corp.                           2,163,150
       53,100    CIT Group, Inc.                                       2,582,253
       82,900    Colonial BancGroup, Inc.                              2,031,050
       40,500    Compass Bancshares, Inc.                              2,307,690
       12,600    Cousins Properties, Inc., REIT (O)                      431,046
       12,250    Delphi Financial Group, Class A                         488,530
       25,300    Equity Inns, Inc., REIT (O)                             402,776
       38,800    Equity Residential, REIT                              1,962,504
       20,300    Everest Re Group, Ltd.                                1,979,859
       31,000    Federated Investors, Inc., Class B                    1,048,110
       31,400    First Horizon National Corp. (O)                      1,193,514

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 FINANCIALS (CONTINUED)
        10,900   First Midwest Bancorp, Inc. (O)                  $      413,001
        29,000   General Growth Properties, Inc., REIT                 1,381,850
        25,000   Hartford Financial Services Group, Inc.               2,168,750
        13,000   Innkeepers USA Trust, REIT (O)                          211,770
        19,500   International Bancshares Corp. (O)                      578,760
         9,800   IPC Holdings, Ltd. (O)                                  298,116
        56,500   iStar Financial, Inc., REIT (O)                       2,356,050
        29,800   J.P. Morgan Chase & Co.                               1,399,408
        37,800   Janus Capital Group, Inc.                               745,416
        91,200   Keycorp                                               3,414,528
        90,400   Kimco Realty Corp., REIT                              3,875,448
        11,900   Legg Mason, Inc. (O)                                  1,200,234
        24,400   Lincoln National Corp.                                1,514,752
        24,600   M&T Bank Corp. (O)                                    2,951,016
        66,200   Marshall & Ilsley Corp.                               3,189,516
        13,600   MB Financial, Inc. (O)                                  501,432
        16,800   MBIA, Inc. (O)                                        1,032,192
        47,900   Medical Properties Trust, Inc., REIT                    641,381
        38,900   Mellon Financial Corp.                                1,520,990
        16,700   Merrill Lynch & Co., Inc.                             1,306,274
        33,400   NewAlliance Bancshares, Inc. (O)                        489,310
        27,700   PartnerRe, Ltd. (O)                                   1,871,689
         8,200   Pennsylvania Real Estate
                 Investment Trust, REIT (O)                              349,074
        26,400   Platinum Underwriters Holdings, Ltd. (Bermuda)          813,912
        72,600   Prologis, REIT                                        4,142,556
         7,000   PS Business Parks, Inc., REIT                           422,100
        27,200   Radian Group, Inc.                                    1,632,000
        13,900   RAIT Investment Trust, REIT (O)                         401,015
        37,200   Realty Income Corp. (O)                                 919,212
        22,000   Reinsurance Group of America, Inc.                    1,142,460
        39,500   RenaissanceRe Holdings, Ltd. (O)                      2,196,200
        16,300   Safeco Corp.                                            960,559
        34,100   Simon Property Group, Inc., REIT                      3,090,142
        28,200   SLM Corp.                                             1,465,836
        59,500   TCF Financial Corp. (O)                               1,564,255
        48,800   Thornburg Mortgage, Inc., REIT (O)                    1,242,936
        40,700   Universal American Financial Corp. *                    654,049
       121,400   UnumProvident Corp.                                   2,353,946
        41,200   U-Store-It Trust, REIT (O)                              884,152
        18,000   Ventas, Inc., REIT (O)                                  693,720
        35,600   Vornado Realty Trust, REIT                            3,880,400
        32,200   Washington Mutual, Inc.                               1,399,734
        13,300   Webster Financial Corp. (O)                             626,563
         9,400   Westamerica Bancorp. (O)                                474,794
        38,600   Zions Bancorp.                                        3,080,666
                                                                  --------------
                                                                      99,513,916
                                                                  --------------
                 HEALTH CARE - 4.02%
        25,300   AmerisourceBergen Corp.                               1,143,560
        16,600   Amsurg Corp. (O) *                                      369,516
        16,800   Becton Dickinson & Co.                                1,187,256
        24,200   Centene Corp. (O) *                                     397,848

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 HEALTH CARE (CONTINUED)
        26,800   Charles River Laboratories
                 International, Inc. (O) *                        $    1,163,388
        19,900   Cigna Corp.                                           2,314,768
        16,800   Dentsply International, Inc. (O)                        505,848
        25,212   Fisher Scientific International, Inc. *               1,972,587
        37,800   Health Management Associates, Inc., Class A             790,020
        64,200   Millennium Pharmaceuticals, Inc. *                      638,790
         9,800   Omnicare, Inc.                                          422,282
        31,700   Triad Hospitals, Inc. *                               1,395,751
        13,400   Varian, Inc. *                                          614,658
                                                                  --------------
                                                                      12,916,272
                                                                  --------------
                 INDUSTRIALS - 8.72%
        12,600   Acco Brands Corp. (O) *                                 280,476
        26,900   Acuity Brands, Inc. (O)                               1,221,260
        61,900   Airtran Holdings, Inc. (O) *                            614,048
         9,100   Albany International Corp.,
                 Class A (O)                                             289,562
        25,500   AMR Corp. (O) *                                         590,070
        11,200   Avery Dennison Corp.                                    673,904
        25,225   Belden CDT, Inc. (O)                                    964,352
        16,300   Carlisle Cos., Inc.                                   1,370,830
        30,900   CSX Corp.                                             1,014,447
        35,500   Eaton Corp.                                           2,444,175
        22,187   Genesee & Wyoming, Inc.,
                 Class A (O) *                                           515,182
        10,300   Graco, Inc.                                             402,318
        34,900   Ingersoll-Rand Co., Ltd., Class A                     1,325,502
        26,000   L-3 Communications Holdings, Inc.                     2,036,580
        44,800   Masco Corp.                                           1,228,416
        17,500   Mueller Industries, Inc.                                615,475
        28,800   Parker Hannifin Corp.                                 2,238,624
        32,100   Pitney Bowes, Inc.                                    1,424,277
        41,900   R.R. Donnelley & Sons Co.                             1,381,024
        16,600   Republic Services, Inc.                                 667,486
        22,000   Simpson Manufacturing Co., Inc. (O)                     594,660
         7,400   Textron, Inc.                                           647,500
        42,300   Timken Co.                                            1,259,694
        17,900   United Stationers, Inc. *                               832,529
        14,000   USG Corp. (O) *                                         658,560
        31,900   W.W. Grainger, Inc.                                   2,137,938
        15,400   YRC Worldwide, Inc. (O) *                               570,416
                                                                  --------------
                                                                      27,999,305
                                                                  --------------
                 INFORMATION TECHNOLOGY - 7.70%
        27,200   Affiliated Computer Services,
                 Inc., Class A *                                       1,410,592
        55,100   Arrow Electronics, Inc. *                             1,511,393
       103,000   Avaya, Inc. (O) *                                     1,178,320
        67,500   CA, Inc.                                              1,599,075
        33,900   Computer Sciences Corp. (O) *                         1,665,168
        89,900   Convergys Corp. *                                     1,856,435
        12,000   Diebold, Inc. (O)                                       522,360

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 INFORMATION TECHNOLOGY (CONTINUED)
        36,200   Electronic Data Systems Corp.                    $      887,624
        19,400   Electronics for Imaging (O) *                           443,872
        11,500   Intergraph Corp. *                                      493,120
        44,500   Intersil Corp., Class A                               1,092,475
        41,300   Juniper Networks, Inc. *                                713,664
       114,300   LSI Logic Corp. (O) *                                   939,546
       432,000   Lucent Technologies, Inc. (O) *                       1,010,880
        15,700   MAXIMUS, Inc.                                           409,770
        44,900   Molex, Inc.                                           1,749,753
        38,600   NAM TAI Electronics, Inc. (O)                           474,394
        49,900   Novellus Systems, Inc. *                              1,380,234
        12,500   Reynolds and Reynolds Co., Class A                      493,875
       165,500   Tellabs, Inc. *                                       1,813,880
        43,949   Varian Semiconductor Equipment
                 Associates, Inc. (O) *                                1,612,928
        94,300   Xerox Corp. *                                         1,467,308
                                                                  --------------
                                                                      24,726,666
                                                                  --------------
                 MATERIALS - 5.17%
        43,200   Air Products & Chemicals, Inc.                        2,867,184
        11,000   Aptargroup, Inc.                                        559,680
        10,000   Ashland, Inc. (O)                                       637,800
        14,600   Bemis Co. (O)                                           479,756
        22,600   Compass Minerals International,
                 Inc. (O)                                                639,806
        23,500   Dow Chemical Co.                                        916,030
        30,000   Freeport-McMoRan Copper & Gold,
                 Inc.                                                  1,597,800
        64,300   Novelis, Inc.                                         1,645,437
        51,100   PPG Industries, Inc.                                  3,427,788
        49,000   Rohm & Haas Co.                                       2,320,150
        95,600   Smurfit-Stone Container Corp. *                       1,070,720
         7,300   United States Steel Corp. (O)                           421,064
                                                                  --------------
                                                                      16,583,215
                                                                  --------------
                 TELECOMMUNICATION SERVICES - 1.87%
        99,000   Citizens Communications Co. (O)                       1,389,960
        34,600   NeuStar, Inc. (O) *                                     960,150
        21,400   NII Holdings, Inc. *                                  1,330,224
       124,800   Qwest Communications
                 International, Inc. (O) *                             1,088,256
        92,700   Windstream Corp.                                      1,222,713
                                                                  --------------
                                                                       5,991,303
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 UTILITIES - 13.33%
        92,300   AES Corp. *                                      $    1,881,997
        19,200   Alliant Energy Corp.                                    686,016
        38,800   Ameren Corp. (O)                                      2,048,252
        89,200   American Electric Power Co., Inc.                     3,244,204
        14,800   Atmos Energy Corp. (O)                                  422,540
        26,600   Consolidated Edison, Inc. (O)                         1,228,920
        58,300   Constellation Energy Group, Inc.                      3,451,360
        79,200   Edison International                                  3,297,888
        48,900   Entergy Corp.                                         3,825,447
        63,700   Mirant Corp. *                                        1,739,647
         9,800   New Jersey Resources Corp. (O)                          483,140
        22,600   NRG Energy, Inc. (O) *                                1,023,780
        66,800   NSTAR                                                 2,228,448
        35,300   Oneok, Inc.                                           1,333,987
        85,800   PG&E Corp.                                            3,573,570
        29,750   PNM Resources, Inc.                                     820,208
        97,400   PPL Corp.                                             3,204,460
        33,800   Progress Energy, Inc. (O)                             1,533,844
        52,700   Sempra Energy                                         2,648,175
        26,200   UGI Corp.                                               640,590
        29,400   Westar Energy, Inc. (O)                                 691,194
        13,400   WGL Holdings, Inc. (O)                                  419,956
       113,200   Xcel Energy, Inc. (O)                                 2,337,580
                                                                  --------------
                                                                      42,765,203
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $268,436,099)                                 308,969,649
                                                                  --------------
INVESTMENT COMPANIES - 23.32%
        55,300   Consumer Discretionary Select
                 Sector SPDR Fund (O)                                  1,932,735
       102,600   iShares Russell 1000 Growth Index
                 Fund (O)                                              5,340,330
        23,000   Pharmaceutical HOLDRs Trust (O)                       1,794,000
     1,493,755   SSgA Prime Money Market Fund                          1,493,755
    64,292,919   State Street Navigator Securities
                 Lending Portfolio (I)                                64,292,919
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $74,574,944)                                   74,853,739
                                                                  --------------
TOTAL INVESTMENTS - 119.59%
(Cost $343,011,043**)                                                383,823,388
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (19.59)%                          (62,878,382)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  320,945,006
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $343,180,277.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 98.16%
                 CONSUMER DISCRETIONARY - 18.28%
        91,100   Abercrombie & Fitch Co., Class A (O)             $    6,329,628
       232,700   Carter's, Inc. (O) *                                  6,140,953
       173,900   Coldwater Creek, Inc. (O) *                           5,001,364
        29,000   Fossil, Inc. (O) *                                      624,660
       186,900   JOS A Bank Clothiers, Inc. (O) *                      5,599,524
       174,300   O'Reilly Automotive, Inc. *                           5,788,503
        27,200   Panera Bread Company, Class A (O) *                   1,584,400
       319,000   Penn National Gaming, Inc. (O) *                     11,649,880
       105,300   Priceline.com, Inc. (O) *                             3,873,987
       167,800   Rare Hospitality International, Inc. *                5,127,968
       125,200   Scientific Games Corp. A *                            3,981,360
        79,900   Shuffle Master, Inc. (O) *                            2,158,099
       137,800   Steiner Leisure, Ltd. (O) *                           5,794,490
       120,000   Zumiez, Inc. (O) *                                    3,240,000
                                                                  --------------
                                                                      66,894,816
                                                                  --------------
                 CONSUMER STAPLES - 0.47%
        52,900   Hansen Natural Corp. (O) *                            1,718,192
                                                                  --------------
                 ENERGY - 8.82%
       222,900   Chesapeake Energy Corp. (O)                           6,459,642
       193,900   Complete Production Services, Inc. *                  3,827,586
       190,400   Noble Energy, Inc.                                    8,680,336
       365,200   Patterson-UTI Energy, Inc. (O)                        8,677,152
       168,300   Pride International, Inc. *                           4,614,786
                                                                  --------------
                                                                      32,259,502
                                                                  --------------
                 FINANCIALS - 13.96%
        94,600   Affiliated Managers Group, Inc. (O) *                 9,470,406
       432,300   E*Trade Financial Corp. *                            10,340,616
       102,400   First Marblehead Corp. (O)                            7,092,224
       154,530   Nasdaq Stock Market, Inc. (O) *                       4,672,987
       133,340   Nuveen Investments, Inc., Class A (O)                 6,831,008
       135,500   optionsXpress Holdings, Inc. (O)                      3,777,740
       250,900   WR Berkley Corp.                                      8,879,351
                                                                  --------------
                                                                      51,064,332
                                                                  --------------
                 HEALTH CARE - 13.97%
       180,400   Amedisys, Inc. (O) *                                  7,156,468
       167,300   Biomet, Inc.                                          5,385,387
        68,600   Celgene Corp. (O) *                                   2,970,380
        73,900   Cephalon, Inc. (O) *                                  4,563,325
       124,100   Coventry Health Care, Inc. (O) *                      6,393,632
       238,700   Health Net, Inc. *                                   10,388,224
        48,800   Kinetic Concepts, Inc. (O) *                          1,535,248
        90,600   Omnicare, Inc. (O)                                    3,903,954
       115,500   Patterson Cos., Inc. (O) *                            3,881,955
       109,400   Waters Corp. *                                        4,953,632
                                                                  --------------
                                                                      51,132,205
                                                                  --------------
                 INDUSTRIALS - 15.21%
        84,000   DRS Technologies, Inc. (O)                            3,668,280
        93,700   Fastenal Co. (O)                                      3,614,009
       170,100   Flir Systems, Inc. (O) *                              4,619,916
       191,100   Graco, Inc.                                           7,464,366
       107,400   Joy Global, Inc.                                      4,039,314

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 INDUSTRIALS (CONTINUED)
        46,400   Manpower, Inc.                                   $    2,842,928
       115,300   Monster World Wide, Inc. *                            4,172,707
       119,500   Oshkosh Truck Corp.                                   6,031,165
       148,000   Precision Castparts Corp.                             9,347,680
        79,720   Resources Connection, Inc. (O) *                      2,135,699
       170,300   Terex Corp. *                                         7,700,966
                                                                  --------------
                                                                      55,637,030
                                                                  --------------
                 INFORMATION TECHNOLOGY - 25.79%
        32,300   Akamai Technologies, Inc. (O) *                       1,614,677
       251,100   Alliance Data Systems Corp. (O) *                    13,858,209
       124,900   Amphenol Corp.                                        7,735,057
       156,370   Autodesk, Inc. *                                      5,438,549
       111,100   Avid Technology, Inc. (O) *                           4,046,262
       281,600   Benchmark Electronics, Inc. *                         7,569,408
        56,200   CDW Corp. (O)                                         3,466,416
        50,700   Cognizant Technology Solutions
                 Corp., Class A *                                      3,754,842
        89,400   DST Systems, Inc. *                                   5,513,298
       232,540   Foundry Networks, Inc. *                              3,057,901
       136,200   Intuit, Inc. *                                        4,370,658
       187,500   Kanbay International, Inc. (O) *                      3,855,000
       171,600   Lam Research Corp. *                                  7,778,628
        53,500   Maxim Integrated Products, Inc. (O)                   1,501,745
        70,700   MEMC Electronic Materials, Inc. *                     2,589,741
       189,400   Polycom, Inc. (O) *                                   4,645,982
       289,400   QLogic Corp. *                                        5,469,660
       220,300   Varian Semiconductor Equipment
                 Associates, Inc. *                                    8,085,010
                                                                  --------------
                                                                      94,351,043
                                                                  --------------
                 TELECOMMUNICATION SERVICES - 1.66%
       161,900   NeuStar, Inc. (O) *                                   4,492,725
       106,000   Syniverse Holdings, Inc. (O) *                        1,590,000
                                                                  --------------
                                                                       6,082,725
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $360,334,293)                                 359,139,845
                                                                  --------------
INVESTMENT COMPANIES - 26.08%
     7,719,628   SSgA Prime Money Market Fund                          7,719,628
    87,678,823   State Street Navigator Securities
                 Lending Portfolio (I)                                87,678,823
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $95,398,451)                                   95,398,451
                                                                  --------------
TOTAL INVESTMENTS - 124.24%
(Cost $455,732,744**)                                                454,538,296
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (24.24)%                          (88,684,020)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  365,854,276
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $458,322,018.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 96.67%
                 AUSTRALIA - 0.26%
        57,907   Macquarie Airports Management, Ltd.              $      132,646
                                                                  --------------
                 BERMUDA - 0.31%
         1,650   Everest Re Group, Ltd.                                  160,924
                                                                  --------------
                 BRAZIL - 0.91%
        12,060   Empressa Brasileira de Aeronautica S.A.,
                 ADR (O)                                                 473,596
                                                                  --------------
                 CANADA - 1.67%
         9,200   Husky Energy, Inc.                                      593,644
         8,454   Manulife Financial Corp.                                272,905
                                                                  --------------
                                                                         866,549
                                                                  --------------
                 CAYMAN ISLANDS - 1.12%
         5,837   ACE, Ltd.                                               319,459
         3,800   XL Capital, Ltd., Class A (O)                           261,060
                                                                  --------------
                                                                         580,519
                                                                  --------------
                 DENMARK - 0.30%
         2,100   Novo-Nordisk A/S                                        156,125
                                                                  --------------
                 FINLAND - 0.68%
        12,140   Fortum OYJ                                              323,584
         1,025   Neste Oil OYJ                                            29,804
                                                                  --------------
                                                                         353,388
                                                                  --------------
                 FRANCE - 5.52%
         1,992   Arkema *                                                 94,035
         6,080   LVMH Moet Hennessy Louis Vuitton S.A.                   626,713
         2,500   NicOx S.A. *                                             32,826
         9,270   Sanofi-Aventis                                          825,580
         3,570   Societe Generale                                        568,400
         8,780   Technip S.A.                                            499,239
         3,350   Total S.A.                                              219,936
                                                                  --------------
                                                                       2,866,729
                                                                  --------------
                 GERMANY - 4.38%
         3,437   Allianz AG                                              595,101
         9,217   Bayerische Motoren Werke AG                             493,919
         2,884   SAP AG                                                  572,235
         7,052   Siemens AG                                              615,521
                                                                  --------------
                                                                       2,276,776
                                                                  --------------
                 HONG KONG - 0.35%
        20,560   Hutchison Whampoa, Ltd.                                 181,413
                                                                  --------------
                 INDIA - 3.02%
        59,150   Hindustan Lever, Ltd.                                   331,919
         4,825   ICICI Bank, Ltd., ADR (O)                               148,176
        16,190   Infosys Technologies, Ltd.                              654,247
        65,330   ZEE Telefilms, Ltd. *                                   436,294
                                                                  --------------
                                                                       1,570,636
                                                                  --------------
                 ITALY - 0.48%
        19,400   Bulgari SpA                                             247,103
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 JAPAN - 10.42%
         3,970   Canon, Inc.                                      $      207,247
         9,600   Chugai Pharmaceutical Co., Ltd.                         206,644
         6,090   Credit Saison Co., Ltd.                                 257,019
         1,600   Fanuc, Ltd.                                             125,017
         8,490   Hoya Corp.                                              320,174
            88   KDDI Corp.                                              548,881
         1,100   Keyence Corp.                                           253,559
         2,500   Kyocera Corp.                                           214,195
         7,100   Murata Manufacturing Co., Ltd.                          493,390
         2,100   Nidec Corp.                                             158,568
         1,400   Nintendo Co., Ltd.                                      288,780
            62   Resona Holdings, Inc.                                   186,000
        19,740   Shionogi & Co., Ltd.                                    363,015
         9,000   Shiseido Co., Ltd.                                      180,000
        14,310   Sony Corp.                                              579,676
         8,130   Square Enix Co., Ltd.                                   197,394
            11   Sumitomo Mitsui Financial Group, Inc.                   115,593
         4,160   Takeda Pharmaceutical Co., Ltd.                         259,824
         8,470   Toyota Motor Corp.                                      460,825
                                                                  --------------
                                                                       5,415,801
                                                                  --------------
                 MEXICO - 1.42%
        50,040   Grupo Modelo S.A., Series C                             218,679
        24,472   Grupo Televisa S.A., ADR                                520,275
                                                                  --------------
                                                                         738,954
                                                                  --------------
                 NETHERLANDS - 2.17%
        18,120   European Aeronautic Defence and Space Co. N.V.          521,367
        17,300   Koninklijke Philips Electronics N.V.                    607,292
                                                                  --------------
                                                                       1,128,659
                                                                  --------------
                 NORWAY - 0.33%
        16,050   Tandberg ASA                                            171,875
                                                                  --------------
                 SINGAPORE - 0.22%
        44,659   Singapore Press Holdings, Ltd.                          115,449
                                                                  --------------
                 SOUTH KOREA - 2.01%
         1,315   Hyundai Heavy Industries                                182,041
           559   Samsung Electronics Co., Ltd.                           392,239
        19,830   SK Telecom Co., Ltd., ADR                               468,583
                                                                  --------------
                                                                       1,042,863
                                                                  --------------
                 SPAIN - 0.87%
         9,650   Inditex S.A.                                            450,034
                                                                  --------------
                 SWEDEN - 5.62%
        21,600   Hennes & Mauritz AB                                     905,267
        13,930   Investor AB, Series B                                   290,478
       496,550   Telefonaktiebolaget LM Ericsson                       1,724,603
                                                                  --------------
                                                                       2,920,348
                                                                  --------------
                 SWITZERLAND - 3.29%
        10,885   Credit Suisse Group                                     629,772
         5,066   Novartis AG                                             295,736
         3,911   Roche Holding AG                                        676,176
           719   Syngenta AG *                                           108,439
                                                                  --------------
                                                                       1,710,123
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 TAIWAN - 1.36%
       141,000   Benq Corp. *                                     $       82,860
        34,200   MediaTek, Inc.                                          324,460
        31,243   Taiwan Semiconductor Manufacturing Co., Ltd.,
                 ADR                                                     299,935
                                                                  --------------
                                                                         707,255
                                                                  --------------
                 UNITED KINGDOM - 12.43%
        11,890   3i Group PLC                                            208,175
         6,388   BP PLC, ADR                                             418,925
        19,574   Burberry Group PLC                                      189,030
        51,097   Cadbury Schweppes PLC                                   543,660
        15,979   Diageo PLC                                              282,159
         8,675   GUS PLC                                                 156,837
        30,028   HSBC Holdings PLC (Hong Kong)                           547,638
        15,810   Pearson PLC                                             225,026
        37,803   Prudential PLC                                          469,428
        18,988   Reckitt Benckiser PLC                                   786,790
        23,077   Royal Bank of Scotland Group PLC                        794,260
        28,103   Smith & Nephew PLC                                      258,379
        57,556   Tesco PLC                                               387,788
       446,271   Vodafone Group PLC                                    1,021,056
        13,760   WPP Group PLC                                           170,482
                                                                  --------------
                                                                       6,459,633
                                                                  --------------
                 UNITED STATES - 37.53%
         6,740   3M Co.                                                  501,591
        17,250   Adobe Systems, Inc. *                                   646,012
        30,140   Advanced Micro Devices, Inc. (O) *                      748,979
         4,950   Affymetrix, Inc. (O) *                                  106,722
        17,460   Altera Corp. *                                          320,915
         5,530   Amgen, Inc. *                                           395,561
         8,200   Atherogenics, Inc. (O) *                                107,994
        13,100   Automatic Data Processing, Inc.                         620,154
         2,020   Avis Budget Group, Inc.                                  36,946
         7,600   Avon Products, Inc.                                     233,016
            95   Berkshire Hathaway, Inc., Class B *                     301,530
         8,340   Biomet, Inc.                                            268,465
         4,220   Boeing Co.                                              332,747
        21,173   Boston Scientific Corp. *                               313,149
        14,500   Carnival Corp. (O)                                      681,935
         5,186   Chevron Corp.                                           336,364
         9,350   Cisco Systems, Inc. *                                   215,050
         7,430   Coach, Inc. *                                           255,592
         3,100   Conor Medsystems, Inc. (O) *                             73,067
        25,570   Corning, Inc. *                                         624,164
         8,670   Cree, Inc. (O) *                                        174,354
        26,860   eBay, Inc. *                                            761,750
         3,920   Emerson Electric Co.                                    328,731
         2,730   Express Scripts, Inc. *                                 206,088
         2,800   Genentech, Inc. *                                       231,560
         3,400   Getty Images, Inc. (O) *                                168,912
         6,440   Gilead Sciences, Inc. *                                 442,428
         8,300   GlobalSantaFe Corp. (O)                                 414,917
         9,500   International Game Technology                           394,250
         5,260   International Rectifier Corp. (O) *                     183,258
        14,100   Intuit, Inc. *                                          452,469
         8,840   J.P. Morgan Chase & Co.                                 415,126

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 UNITED STATES (CONTINUED)
         2,200   Johnson & Johnson                                $      142,868
        26,970   Juniper Networks, Inc. (O) *                            466,042
         4,600   Linear Technology Corp. (O)                             143,152
         3,310   Lockheed Martin Corp.                                   284,859
        12,400   Maxim Integrated Products, Inc. (O)                     348,068
         3,860   Medtronic, Inc.                                         179,258
        33,660   Microsoft Corp.                                         919,928
         8,880   Morgan Stanley                                          647,441
         3,002   Nektar Therapeutics (O) *                                43,259
         8,780   Northern Trust Corp.                                    513,015
         3,720   Northrop Grumman Corp.                                  253,220
        27,540   Novell, Inc. *                                          168,545
         2,900   Nuvelo, Inc. (O) *                                       52,896
         6,270   Qualcomm, Inc.                                          227,914
         4,320   Quest Diagnostics, Inc.                                 264,211
         6,230   Raytheon Co.                                            299,102
         5,275   Realogy, Corp. *                                        119,637
       105,400   Sirius Satellite Radio, Inc. (O) *                      412,114
         5,960   Starbucks Corp. *                                       202,938
         4,100   Theravance, Inc. (O) *                                  110,864
        11,400   Tiffany & Co. (O)                                       378,480
         7,620   Transocean, Inc. *                                      558,013
        10,900   Wal-Mart Stores, Inc.                                   537,588
        11,200   Walt Disney Co.                                         346,192
         4,640   Wyeth                                                   235,898
        11,650   Xilinx, Inc. (O)                                        255,718
         3,800   Yahoo!, Inc. *                                           96,064
                                                                  --------------
                                                                      19,501,080
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $39,912,153)                                   50,228,478
                                                                  --------------
COMMON STOCK UNIT - 0.68%
                 MEXICO - 0.68%
        36,210   Fomento Economico Mexicano, S.A. de C.V.                352,027
                                                                  --------------
                 TOTAL COMMON STOCK UNIT
                 (Cost $168,662)                                         352,027
                                                                  --------------
PREFERRED STOCKS - 1.20%
                 BRAZIL - 0.62%
         7,113   Cia de Bebidas das Americas, ADR                        322,788
                                                                  --------------
                 GERMANY - 0.58%
           288   Porsche AG                                              298,450
                                                                  --------------
                 TOTAL PREFERRED STOCKS
                 (Cost $327,935)                                         621,238
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
INVESTMENT COMPANIES - 8.68%
                 UNITED STATES - 8.68%
             1   SSgA Prime Money Market Fund                     $            1
     4,508,140   State Street Navigator Securities Lending
                 Portfolio (I)                                         4,508,140
                                                                  --------------
                 TOTAL INVESTMENT COMPANIES
                 (Cost $4,508,141)                                     4,508,141
                                                                  --------------
TOTAL INVESTMENTS - 107.23%
(Cost $44,916,891**)                                                  55,709,884
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (7.23)%                            (3,753,829)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   51,956,055
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $45,366,265.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

                                                       % of Net Assets
                                                       ---------------
Industry Concentration as a Percentage of Net Assets
   Pharmaceuticals                                            7.2%
   Semiconductors & Semiconductor Equipment                   7.1%
   Communications Equipment                                   6.6%
   Banks                                                      6.5%
   Software                                                   5.7%
   Media                                                      4.6%
   Insurance                                                  4.6%
   Aerospace & Defense                                        4.2%
   Diversified Financial Services                             4.0%
   Wireless Telecommunication Services                        3.9%
   Specialty Retail                                           3.7%
   Oil, Gas & Consumable Fuels                                3.7%
   Household Durables                                         2.8%
   Energy Equipment & Services                                2.8%
   Hotels, Restaurants & Leisure                              2.5%
   Automobiles                                                2.4%
   Beverages                                                  2.3%
   Textiles, Apparel & Luxury Goods                           2.2%
   Household Products                                         2.1%
   Health Care Equipment & Supplies                           2.1%
   Electrical Equipment                                       2.1%
   Electronic Equipment & Instruments                         1.8%
   Biotechnology                                              1.8%
   Internet & Catalog Retail                                  1.8%
   Net Other Assets & Liabilities                             1.4%
   Commercial Services & Supplies                             1.2%
   Industrial Conglomerates                                   1.3%
   IT Services                                                1.3%
   Food Products                                              1.0%
   Multiline Retail                                           1.0%
   Health Care Providers & Services                           0.9%
   Personal Products                                          0.8%
   Food & Staples Retailing                                   0.7%
   Office Electronics                                         0.4%
   Chemicals                                                  0.4%
   Machinery                                                  0.3%
   Transportation Infrastructure                              0.3%
   Internet Software & Services                               0.2%
   Computers & Peripherals                                    0.2%
   Road & Rail                                                0.1%
                                                            -----
                                                            100.0%
                                                            =====

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS - 94.80%
                 ARGENTINA - 0.14%
         9,400   Banco Macro Bansud S.A., ADR                     $      201,160
                                                                  --------------
                 AUSTRALIA - 0.44%
        33,009   ABC Learning Centres, Ltd.                              154,182
        24,120   James Hardie Industries N.V.                            134,259
        47,910   John Fairfax Holdings, Ltd.                             150,857
        79,589   Macquarie Infrastructure Group                          190,033
                                                                  --------------
                                                                         629,331
                                                                  --------------
                 AUSTRIA - 0.28%
        10,398   CAT Oil AG *                                            227,552
         4,441   Oesterreichische Post AG *                              169,304
                                                                  --------------
                                                                         396,856
                                                                  --------------
                 BELGIUM - 1.30%
        34,032   InBev N.V.                                            1,874,646
                                                                  --------------
                 BRAZIL - 1.17%
         8,000   Brasil Telecom Participacoes
                 S.A., ADR                                               240,480
        41,600   Cia de Concessoes Rodoviarias                           401,868
        13,100   Grendene S.A.                                           103,048
         6,300   Petroleo Brasileiro S.A., ADR                           528,129
        15,100   Souza Cruz S.A.                                         233,392
         9,900   Ultrapar Participacoes S.A., ADR                        175,626
                                                                  --------------
                                                                       1,682,543
                                                                  --------------
                 CHILE - 0.07%
         3,850   AFP Provida S.A., ADR                                    99,792
                                                                  --------------
                 CHINA - 0.20%
         3,390   CNOOC, Ltd., ADR                                        282,353
                                                                  --------------
                 EGYPT - 0.66%
         4,407   Eastern Tobacco                                         230,345
         9,674   Orascom Construction Industries                         423,053
         5,300   Orascom Telecom Holding S.A.E.                          301,952
                                                                  --------------
                                                                         955,350
                                                                  --------------
                 FINLAND - 0.17%
        11,650   Sampo OYJ                                               242,980
                                                                  --------------
                 FRANCE - 13.80%
        56,280   AXA S.A.                                              2,076,302
        23,550   BNP Paribas                                           2,535,040
         2,760   Carbone Lorraine                                        153,260
       105,610   France Telecom S.A.                                   2,425,078
         8,274   Lafarge S.A.                                          1,068,576
        18,613   Lagardere S.C.A.                                      1,343,602
         2,940   Neopost S.A.                                            350,977
        30,512   Sanofi-Aventis                                        2,717,377
        10,491   Schneider Electric S.A.                               1,170,563
        52,787   Total S.A.                                            3,465,608
        71,592   Vivendi                                               2,582,162
                                                                  --------------
                                                                      19,888,545
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 GERMANY - 6.02%
        10,700   Allianz AG                                       $    1,852,656
        30,814   Bayerische Motoren Werke AG                           1,651,255
         6,186   Demag Cranes AG *                                       211,893
         4,549   DIC Asset AG                                            163,033
         2,860   Fielmann AG                                             137,696
         8,658   Fresenius Medical Care
                 AG & Co. KGaA                                         1,125,199
        37,420   KarstadtQuelle AG *                                     890,117
         1,150   Pfeiffer Vacuum Technology AG                            75,063
           361   Puma AG Rudolf Dassler Sport                            123,197
         4,146   Techem AG                                               200,873
        26,330   Volkswagen AG                                         2,244,052
                                                                  --------------
                                                                       8,675,034
                                                                  --------------
                 GREECE - 0.27%
         6,543   OPAP S.A.                                               219,971
         6,401   Piraeus Bank S.A.                                       165,986
                                                                  --------------
                                                                         385,957
                                                                  --------------
                 HONG KONG - 0.53%
        69,600   China Netcom Group Corp.,
                 Hong Kong, Ltd.                                         124,700
        33,345   Esprit Holdings, Ltd.                                   302,354
       340,900   Pacific Basin Shipping, Ltd.                            195,573
       337,500   SA SA International Holdings, Ltd.                      118,686
        32,600   Texwinca Holdings, Ltd.                                  21,297
                                                                  --------------
                                                                         762,610
                                                                  --------------
                 HUNGARY - 0.23%
         1,560   MOL Hungarian Oil and Gas NyRt.                         142,035
           950   Richter Gedeon NyRt.                                    195,918
                                                                  --------------
                                                                         337,953
                                                                  --------------
                 INDIA - 0.96%
        10,700   Hero Honda Motors, Ltd.                                 181,332
        29,800   Hindustan Lever, Ltd.                                   167,222
         7,768   Oil & Natural Gas Corp., Ltd.                           198,314
        18,166   Satyam Computer Services, Ltd.                          325,393
        22,680   State Bank of India, Ltd.                               508,133
                                                                  --------------
                                                                       1,380,394
                                                                  --------------
                 INDONESIA - 0.75%
     1,032,500   Bank Mandiri Persero Tbk PT                             260,789
        15,700   Telekomunikasi Indonesia
                 Tbk PT, ADR                                             567,712
       375,500   United Tractors Tbk PT                                  246,798
                                                                  --------------
                                                                       1,075,299
                                                                  --------------
                 IRELAND - 2.53%
        16,785   Anglo Irish Bank Corp. PLC                              275,761
        88,364   Bank of Ireland                                       1,728,771
        35,891   CRH PLC                                               1,212,548
         8,833   DCC PLC                                                 220,823
         8,521   Irish Life & Permanent PLC                              213,748
                                                                  --------------
                                                                       3,651,651
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 ISRAEL - 0.49%
        97,053   Bank Hapoalim B.M.                               $      458,635
        51,431   Israel Chemicals, Ltd.                                  250,810
                                                                  --------------
                                                                         709,445
                                                                  --------------
                 ITALY - 5.95%
        47,654   Banco Popolare di Verona e
                 Novara S.c.r.l.                                       1,317,342
       136,792   Capitalia SpA                                         1,133,225
       217,850   Enel SpA                                              1,988,522
        61,100   ENI SpA                                               1,811,515
        21,700   Piaggio & C SpA *                                        80,662
       269,335   UniCredito Italiano SpA                               2,236,374
                                                                  --------------
                                                                       8,567,640
                                                                  --------------
                 JAPAN - 18.26%
         3,700   ABC-Mart, Inc.                                           82,780
         5,690   Aoyama Trading Co., Ltd.                                181,791
         7,800   Asahi Pretec Corp.                                      180,127
        29,350   Bosch Corp.                                             156,450
         8,000   Chiyoda Corp.                                           156,610
        24,030   Daito Trust Construction Co., Ltd.                    1,305,358
        24,410   Dodwell BMS, Ltd.                                       150,390
         5,230   Don Quijote Co., Ltd.                                   110,805
           258   eAccess, Ltd.                                           155,893
           139   East Japan Railway Co.                                  973,000
         4,300   Eizo Nanao Corp.                                        111,144
         5,100   Hisamitsu Pharmaceutical Co., Inc.                      141,331
         3,190   Hogy Medical Co., Ltd.                                  141,117
        36,500   Hoya Corp.                                            1,376,483
        12,680   Ichiyoshi Securities Co., Ltd.                          169,891
         4,300   Ito En, Ltd.                                            148,314
         5,080   JSR Corp.                                               111,932
         4,000   Keyence Corp.                                           922,034
           201   KK DaVinci Advisors *                                   192,483
         5,670   Mars Engineering Corp.                                  114,601
        29,900   Marui Co., Ltd.                                         438,111
           122   Mitsubishi UFJ Financial Group, Inc.                  1,571,525
        22,700   Nidec Corp.                                           1,714,042
       239,900   Nissan Motor Co., Ltd.                                2,689,726
        13,200   Nissen Co., Ltd.                                         95,308
           139   NIWS Co., HQ, Ltd.                                      100,481
       101,700   Nomura Holdings, Inc.                                 1,792,678
        10,700   OSG Corp.                                               152,520
        17,900   Pronexus, Inc.                                          180,517
         5,300   Rinnai Corp.                                            151,814
         3,200   Secom Techno Service Co., Ltd.                          141,017
         5,200   Shoei Co., Ltd.                                         160,847
           193   Sumitomo Mitsui Financial Group, Inc.                 2,028,136
       164,000   Sumitomo Trust & Banking Co., Ltd.                    1,717,831
        15,000   Suruga Bank, Ltd.                                       187,627
         5,710   Takamatsu Corp.                                          99,199

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 JAPAN (CONTINUED)
        31,100   Takeda Pharmaceutical Co., Ltd.                       1,942,432
        42,900   THK Co., Ltd.                                         1,014,331
       323,000   Tokyo Gas Co., Ltd.                                   1,620,475
         1,810   USS Co., Ltd.                                           116,423
        10,900   Yamada Denki Co., Ltd.                                1,093,695
        29,000   Yamato Holdings Co., Ltd.                               420,008
                                                                  --------------
                                                                      26,311,277
                                                                  --------------
                 KAZAKHSTAN - 0.04%
         4,300   Kazmunaigas Exploration
                 GDR (C)*                                                 62,952
                                                                  --------------
                 MEXICO - 1.01%
        16,814   Cemex S.A. de C.V., ADR *                               505,765
         7,180   Desarrolladora Homex S.A. de C.V.,
                 ADR *                                                   271,117
        66,000   Grupo Mexico SAB de C.V.                                206,928
        11,700   Grupo Televisa S.A., ADR                                248,742
        55,600   Kimberly-Clark de Mexico S.A. de C.V.,
                 Class A                                                 225,306
                                                                  --------------
                                                                       1,457,858
                                                                  --------------
                 MOROCCO - 0.18%
        16,400   Maroc Telecom                                           253,498
                                                                  --------------
                 NETHERLANDS - 2.15%
         2,937   Boskalis Westminster                                    191,145
         7,162   Fugro N.V.                                              301,930
         1,971   Hunter Douglas N.V.                                     138,278
         5,558   SBM Offshore N.V.                                       151,106
        52,338   TNT N.V.                                              1,985,983
        11,900   Trader Media East Ltd., GDR *                            92,820
         3,445   USG People N.V.                                         241,033
                                                                  --------------
                                                                       3,102,295
                                                                  --------------
                 NEW ZEALAND - 0.75%
       381,100   Telecom Corp. of New Zealand, Ltd.                    1,082,368
                                                                  --------------
                 NORWAY - 0.84%
        10,660   Acergy S.A. *                                           182,616
        43,300   Statoil ASA                                           1,026,169
                                                                  --------------
                                                                       1,208,785
                                                                  --------------
                 PERU - 0.18%
         6,200   Credicorp, Ltd.                                         260,276
                                                                  --------------
                 PHILIPPINES - 0.23%
         7,500   Philippine Long Distance Telephone
                 Co., ADR                                                326,700
                                                                  --------------
                 RUSSIA - 0.43%
         7,700   Evraz Group S.A., GDR                                   181,335
        11,700   Mobile Telesystems OJSC, ADR                            441,909
                                                                  --------------
                                                                         623,244
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCKS (CONTINUED)
                 SOUTH AFRICA - 0.97%
        17,485   Aquarius Platinum, Ltd.                          $      278,646
        87,554   Edgars Consolidated Stores, Ltd.                        339,138
        10,288   Kumba Resources, Ltd.                                   175,341
        48,294   Murray & Roberts Holdings, Ltd.                         199,536
        34,630   Sanlam, Ltd.                                             76,459
       100,922   Steinhoff International Holdings, Ltd.                  327,198
                                                                  --------------
                                                                       1,396,318
                                                                  --------------
                 SOUTH KOREA - 2.08%
         1,050   Hite Brewery Co., Ltd.                                  129,821
         1,490   Hyundai Motor Co.                                       127,539
        14,600   Kangwon Land, Inc.                                      308,570
         8,401   Kookmin Bank                                            662,279
         7,400   KT Corp., ADR                                           158,878
         2,900   LG Electronics, Inc.                                    186,939
         1,453   LG Household & Health Care, Ltd.                        114,545
         2,330   Samsung Electronics Co., Ltd.,
                 GDR  (C)                                                817,830
         6,710   Shinhan Financial Group Co., Ltd.                       302,422
         2,900   SK Corp.                                                192,761
                                                                  --------------
                                                                       3,001,584
                                                                  --------------
                 SPAIN - 2.06%
         5,620   Abengoa S.A.                                            154,860
       104,562   Banco Bilbao Vizcaya Argentaria S.A.                  2,420,911
         9,220   Indra Sistemas S.A.                                     200,720
         6,320   Prosegur Cia de Seguridad S.A.                          189,863
                                                                  --------------
                                                                       2,966,354
                                                                  --------------
                 SWEDEN - 1.18%
        15,910   Elekta AB, Class B                                      300,222
        13,240   Getinge AB                                              242,597
         9,370   Swedish Match AB                                        152,788
       288,800   Telefonaktiebolaget LM Ericsson                       1,003,052
                                                                  --------------
                                                                       1,698,659
                                                                  --------------
                 SWITZERLAND - 8.68%
        27,247   Compagnie Financiere Richemont AG,
                 Class A                                               1,311,691
        43,930   Credit Suisse Group                                   2,541,652
           135   Geberit AG                                              164,526
        12,900   Julius Baer Holding AG                                1,288,453
         4,815   Nestle S.A.                                           1,678,800
        60,497   Novartis AG                                           3,531,612
           131   Sika AG *                                               164,994
         7,410   Zurich Financial Services AG                          1,820,650
                                                                  --------------
                                                                      12,502,378
                                                                  --------------

    Shares                                                        Value (Note 1)
--------------                                                    --------------
                 TAIWAN - 1.29%
        64,850   Advantech Co., Ltd.                              $      186,727
       614,672   Chinatrust Financial Holding Co., Ltd.                  458,717
         3,162   Chunghwa Telecom Co., Ltd., ADR                          54,734
       431,000   Fubon Financial Holding Co., Ltd.                       357,458
        65,023   HON HAI Precision Industry Co., Ltd.                    395,865
       182,873   Taiwan Semiconductor Manufacturing
                 Co., Ltd.                                               329,859
         8,137   Taiwan Semiconductor Manufacturing
                 Co., Ltd., ADR                                           78,114
                                                                  --------------
                                                                       1,861,474
                                                                  --------------
                 THAILAND - 0.14%
        63,200   Kasikornbank PCL                                        116,056
       137,500   Thai Union Frozen Products PCL                           87,824
                                                                  --------------
                                                                         203,880
                                                                  --------------
                 TURKEY - 0.50%
        21,026   Enka Insaat ve Sanayi AS                                154,052
        39,618   Turkcell Iletisim Hizmet AS                             201,359
        27,751   Turkcell Iletisim Hizmet AS, ADR                        369,092
                                                                  --------------
                                                                         724,503
                                                                  --------------
                 UNITED KINGDOM - 17.87%
       210,173   BAE Systems PLC                                       1,554,714
       194,300   BP PLC                                                2,116,399
        10,539   Bunzl PLC                                               131,857
        26,229   Cattles PLC                                             186,415
       121,500   Diageo PLC                                            2,145,458
        34,662   Enodis PLC                                              112,877
         8,460   Enterprise Inns PLC                                     167,042
        28,329   Erinaceous Group PLC                                    167,276
        23,990   Filtrona PLC                                            117,859
       126,145   Gallaher Group PLC                                    2,063,399
        60,156   Imperial Tobacco Group PLC                            2,004,014
        12,740   Intertek Group PLC                                      185,980
       534,400   ITV PLC                                                 967,652
       107,300   Lloyds TSB Group PLC                                  1,083,410
        33,606   Man Group PLC                                           281,771
        93,020   Marks & Spencer Group PLC                             1,118,539
       215,112   National Grid PLC                                     2,687,310
        51,400   Northern Rock PLC                                     1,123,590
         9,930   Northgate PLC                                           188,726
       444,188   Old Mutual PLC                                        1,392,462
         9,560   Premier Oil PLC *                                       184,825
        30,000   Reckitt Benckiser PLC                                 1,243,085
       106,231   Regus Group PLC *                                       211,243
         6,990   Signet Group PLC, ADR                                   145,182
       263,600   Tesco PLC                                             1,776,028
       981,862   Vodafone Group PLC                                    2,246,474
        12,670   William Hill PLC                                        152,590
                                                                  --------------
                                                                      25,756,177
                                                                  --------------
                 TOTAL COMMON STOCKS
                 (Cost $113,196,926)                                 136,600,119
                                                                  --------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

    Shares                                                        Value (Note 1)
--------------                                                    --------------
COMMON STOCK UNIT - 0.16%
                 IRELAND - 0.16%
        17,066   Grafton Group PLC *                                 $   225,176
                                                                  --------------
                 TOTAL COMMON STOCK UNIT
                 (Cost $175,933)                                         225,176
                                                                  --------------
PREFERRED STOCKS - 1.86%
                 BRAZIL - 1.36%
     6,300,000   AES Tiete S.A.                                          166,640
        11,000   Bradespar S.A.                                          367,367
         7,320   Cia de Bebidas das Americas, ADR                        332,182
        25,228   Cia Vale do Rio Doce                                    467,922
        17,100   Iochpe Maxion S.A.                                      124,601
       120,100   Klabin S.A.                                             255,244
        11,320   Telemar Norte Leste S.A.                                238,549
                                                                  --------------
                                                                       1,952,505
                                                                  --------------
                 GERMANY - 0.10%
         2,679   Fuchs Petrolub AG-PFD                                   148,184
                                                                  --------------
                 GREECE - 0.10%
         5,791   Motor Oil Hellas Corinth
                 Refineries S.A.                                         146,935
                                                                  --------------
                 SOUTH KOREA - 0.30%
         3,540   Hyundai Motor Co.                                       179,562
        14,600   Lotte Shopping Co., Ltd., GDR (C)*                      255,208
                                                                  --------------
                                                                         434,770
                                                                  --------------
                 TOTAL PREFERRED STOCKS
                 (Cost $2,433,764)                                     2,682,394
                                                                  --------------
WARRANTS AND RIGHTS - 0.00%
                 JAPAN - 0.00%
           120   Belluna Co., Ltd. Exp. 12/31/30
                 (Exercise Price $31.03) (L)*                                 --
                                                                  --------------
                 TOTAL WARRANTS AND RIGHTS
                 (Cost $113)                                                  --
                                                                  --------------
INVESTMENT COMPANY - 2.98%
                 UNITED STATES - 2.98%
     4,291,221   SSgA Prime Money Market Fund                          4,291,221
                                                                  --------------
                 TOTAL INVESTMENT COMPANY
                 (Cost $4,291,221)                                     4,291,221
                                                                  --------------
TOTAL INVESTMENTS - 99.80%
(Cost $120,097,957**)                                                143,798,910
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - 0.20%                                 294,642
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                         $ 144,093,552
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $120,454,298.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note x).

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

OTHER INFORMATION:

                                                       % of Net Assets
                                                       ---------------
Industry Concentration as a Percentage of Net Assets
   Banks                                                     16.0%
   Oil, Gas & Consumable Fuels                                7.3%
   Pharmaceuticals                                            5.9%
   Insurance                                                  5.2%
   Automobiles                                                5.0%
   Diversified Financial Services                             4.8%
   Diversified Telecommunication Services                     4.0%
   Media                                                      3.7%
   Electronic Equipment & Instruments                         3.7%
   Electric Utilities                                         3.4%
   Tobacco                                                    3.3%
   Beverages                                                  3.2%
   Net Other Assets & Liabilities                             3.1%
   Wireless Telecommunication Services                        2.3%
   Multiline Retail                                           2.2%
   Construction Materials                                     1.9%
   Air Freight & Logistics                                    1.5%
   Real Estate Management & Development                       1.4%
   Commercial Services & Supplies                             1.4%
   Machinery                                                  1.3%
   Specialty Retail                                           1.2%
   Food & Staples Retailing                                   1.2%
   Food Products                                              1.2%
   Aerospace & Defense                                        1.1%
   Household Products                                         1.1%
   Gas Utilities                                              1.1%
   Textiles, Apparel & Luxury Goods                           1.1%
   Road & Rail                                                1.0%
   Electrical Equipment                                       0.9%
   Metals & Mining                                            0.9%
   Construction & Engineering                                 0.9%
   Household Durables                                         0.8%
   Health Care Providers & Services                           0.8%
   Communications Equipment                                   0.7%
   Hotels, Restaurants & Leisure                              0.6%
   Energy Equipment & Services                                0.5%
   Health Care Equipment & Supplies                           0.5%
   Building Products                                          0.5%
   Chemicals                                                  0.4%
   Transportation Infrastructure                              0.4%
   Distributors                                               0.4%
   IT Services                                                0.4%
   Semiconductors & Semiconductor Equipment                   0.3%
   Office Electronics                                         0.2%
   Industrial Conglomerates                                   0.2%
   Auto Components                                            0.2%
   Paper & Forest Products                                    0.2%
   Marine                                                     0.1%
   Computers & Peripherals                                    0.1%
   Internet Software & Services                               0.1%
   Leisure Equipment & Products                               0.1%
   Personal Products                                          0.1%
   Internet & Catalog Retail                                  0.1%
                                                            -----
                                                            100.0%
                                                            =====

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as amended as a diversified, open-end management investment company. The Fund is a series funds with 13 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Global Securities Fund, International Stock Fund (collectively, the "Core Funds") and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Allocation Funds").

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "funds", in the preparation of its financial statements.

Portfolio Valuation

Securities and other investments are valued as follows: Equity securities and exchange-traded funds (ETFs) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Adviser's Securities Valuation Committee ("the Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Fund.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. At September 30, 2006, none of the funds have open repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing it rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Mid Cap Growth, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

The Core Funds, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of September 30, 2006, none of the funds have open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

The Core Funds, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At September 30, 2006, none of the funds have open futures contracts.

Delayed Delivery Securities

The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At September 30, 2006, the Bond Fund, Balanced Fund, and High Income Fund entered into such transactions, the market values of which are identified in each of the fund's Portfolio of Investments.

2. FOREIGN SECURITIES

The Core Funds may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3. SECURITIES LENDING

The Core Funds, except the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At September 30, 2006, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond and Balanced Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $5,452,043 and $17,382,769, respectively. The value of all cash collateral is included within the Portfolio of Investments.

The value of securities on loan at September 30, 2006 is as follows:

FUND                VALUE OF SECURITIES ON LOAN
----                ---------------------------
Bond                        $157,722,276
High Income                   26,013,224
Balanced                      98,835,478
Large Cap Value               21,226,664
Large Cap Growth              39,782,827
Mid Cap Value                 62,721,426
Mid Cap Growth                85,661,360
Global Securities              4,401,333

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

4. TAX INFORMATION

At September 30, 2006 the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION        NET
----                      ------------   ------------   ------------
Conservative Allocation   $     73,678   $         --   $     73,678
Moderate Allocation            342,701             --        342,701
Aggressive Allocation          301,140           (442)       300,698
Bond                         5,122,466     (7,876,916)    (2,754,450)
High Income                  1,750,012     (1,649,004)       101,008
Balanced                   100,233,961    (12,293,265)    87,940,696
Large Cap Value            289,277,345    (12,038,068)   277,239,277
Large Cap Growth            68,713,709    (29,157,364)    39,556,345
Mid Cap Value               46,155,299     (5,512,188)    40,643,111
Mid Cap Growth              16,375,106    (20,158,828)    (3,783,722)
Global Securities           11,364,302     (1,020,683)    10,343,619
International Stock         25,682,502     (2,337,890)    23,344,612

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. Each fund, except the Money Market Fund, may enter into these contracts, primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds") including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ David P. Marks
    ----------------------------------
    David P. Marks
    President

Date: 11/20/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Marks
    ----------------------------------
    David P. Marks
    President, Ultra Series Fund

Date: 11/20/06


By: /s/ Mary E. Hoffmann
    ----------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 11/20/06